WARBURG PINCUS ADVISOR FUNDS                                      APRIL 30, 2000
INTERNATIONAL EQUITY FUND
EMERGING MARKETS FUND
GLOBAL POST-VENTURE CAPITAL FUND

                                        S

                                SEMIANNUAL REPORT
                                   (Unaudited)

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     (LOGO)

         WARBURG PINCUS FUNDS PART OF CREDIT   |   ASSET
                                      SUISSE   |   MANAGEMENT

                               [GRAPHIC OMITTED]

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000
Dear Shareholder:

   For the six months ended April 30, 2000, the Advisor Class shares of Warburg Pincus International Equity Fund had a return of 12.64%, vs. a gain of 8.66% for the Morgan Stanley All Country World Excluding the U.S. Index.* The Fund's one-year return through April 30, 2000 was 34.13%. Its five-year, 10-year and since-inception (on May 2, 1989) average annual total returns through April 30, 2000 were 10.92%, 11.12% and 11.70%, respectively.

   International stock markets had generally good results for the period. Most European markets advanced, some impressively, buoyed by an improving economic outlook across the region. The group's returns were more modest for dollar-based investors, however, as the euro and most other European currencies weakened vs. the dollar during the period. Within Asia, Japan had a respectable showing, though profit-taking roiled the market late in the period, with technology and Internet-related names under especially heavy selling pressure. Asia's emerging markets had mostly solid, though volatile, gains, as did emerging markets generally. Other winners for the period included Canada, helped by firming commodity prices.

   The Fund had a good showing for the six months, both in absolute terms and compared to that of its benchmark. The Fund benefited from good performances from a number of its holdings, especially its technology and telecommunications names. Also contributing positively to the Fund's return was its exposure to certain strong-performing emerging markets (e.g., Turkey, Hungary and Taiwan) and its significant weighting in Canada.

   We made few noteworthy changes to the Fund during the period in terms of overall sector strategy. We remained well-diversified, and maintained significant exposure to both rapid-growth and economically sensitive, or cyclical, segments of foreign markets. Such a "barbell" approach can serve to limit volatility, given the seismic short-term shifts in investor sentiment that can favor one group at the expense of the other. In addition, we believe that having some economically sensitive investments makes sense when all three major regions of the world are projected to grow.

   In terms of regional/country allocation, the most notable move we made was to reduce our exposure to Japan. We entered the period with a sizable overweighting here, but assumed a roughly neutral position as the period progressed, based on valuation considerations and on our desire to take advantage of opportunities we saw developing elsewhere. That aside, we believe that a number of Japanese stocks stand to benefit from ongoing reform--at both the macroeconomic and corporate levels--and from trends such as Japan's continued embrace of equity investing. We continued to

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WARBURG PINCUS INTERNATIONAL EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

generally see the most compelling growth stories among Japan's technology, communications and financial-services companies. Elsewhere of note in Asia, we raised our weighting in South Korea, taking advantage of market volatility to add a few technology stocks we viewed as good values.

   Our increased weighting in Europe was largely via the U.K., based on company-specific factors and on our belief that the country's interest-rate backdrop will be more supportive going forward. We also modestly raised our weightings in Italy and Sweden. Overall, we believe that Europe's equity markets will continue to be supported over the longer term by an expanding economy, as well as by a strong deregulation and privatization trend. Across the region, monopolies are being transformed into competitive companies, benefiting shareholders and consumers alike. Furthermore, the liberalization of certain industries (e.g. telecommunications and utilities), combined with a single currency environment, will prompt merger & acquisition activity, which has surged dramatically over the past year and shows little sign of slowing.

   Turning to the Americas, we had a meaningful weighting in Canada, one we increased during the period, adding several technology and natural-resources stocks we deemed to be attractive. Our exposure to Latin America remained minimal, as we continued to find more-compelling stocks elsewhere, though we will continue to monitor the area for buying opportunities.

   Looking ahead to rest of 2000 and beyond, we see ample grounds for optimism regarding international-equity markets, notwithstanding recent volatility in stocks generally. Trends that stand to support foreign markets broadly include the potential for continued, and synchronized, global economic growth as well as improving financial conditions within emerging markets (many Asian emerging economies, for example, have recently shifted from debtor to creditor status). Set within this environment, we will continue our efforts to identify markets and companies with the brightest long-term prospects.

Harold E. Sharon                                     P. Nicholas Edwards
Co-Portfolio Manager                                 Co-Portfolio Manager

Harold W. Ehrlich                                    Vincent J. McBride
Co-Portfolio Manager                                 Co-Portfolio Manager

   INTERNATIONAL  INVESTING  ENTAILS  SPECIAL  RISK  CONSIDERATIONS,   INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

--------------
* The Morgan Stanley All Country World Excluding the U.S. Index is a market-capitalization-weighted index of companies listed on stock exchanges outside of the United States.

WARBURG PINCUS EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   For the six months ended April 30, 2000, the Advisor Class shares of Warburg Pincus Emerging Markets Fund had a return of 22.26%, vs. a return of 13.87% for the Morgan Stanley Capital International Emerging Markets Free Index.* The Fund's one-year return through April 30, 2000 was 45.26%. Its five-year and since-inception (on December 30, 1994) average annual returns through April 30, 2000 were 2.16% and 3.09%, respectively.

   The period was a positive one for the majority of emerging stock markets, though results varied by region. The best performances generally belonged to Eastern/Central European markets, supported by growing optimism over their economic and financial prospects. Most Asian markets also had good showings, though these were volatile late in the period, buffeted by rounds of profit-taking. Within Latin America, Brazil and Mexico, the region's dominant markets, were notable winners. With regard to sector attribution, technology, media and telecommunications ("TMT") stocks paced the rally in most markets. However, TMT stocks finished the period on a very difficult note, in part reflecting contagion from a downturn in the Nasdaq, the technology-biased U.S. index.

   Against this backdrop, the Fund had a good showing, both in absolute terms and compared to that of its benchmark. The Fund saw good performances from a number of its holdings, especially its technology and communications stocks. In terms of regional attribution, factors that aided the Fund included its overweighting in Turkey, one of the best-performing emerging stock markets for the six months.

   We made a few noteworthy changes to the Fund's regional and country exposure during the period. Within Asia, changes worthy of mention included increasing our exposure to Taiwan. Our focus here remained on hardware/electronics companies well-positioned to take advantage of a strong global outsourcing trend. Whereas hardware sales within many emerging markets is domestically driven, Taiwan is a substantial exporter. As such, certain companies here stand to continue to benefit from growing worldwide demand for Internet-related and other hardware products. These companies, moreover, offer valuations that are compelling vs. those on their developed-market counterparts. One country weighting we reduced in Asia was South Korea. This partly reflected our concerns over the country's technology sector, which tends to be particularly vulnerable to Nasdaq volatility.

   Within Eastern/Central Europe, we maintained an overweighting in Turkey, reflecting our optimism over the country's ongoing IMF-sanctioned

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WARBURG PINCUS EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

financial reforms (though we scaled back this position late in the period based on valuation considerations). We also established a modest position in Russia, where we believe the macroeconomic and political environment is improving, some near-term financial-market uncertainties notwithstanding. One weighting we pared during the period was Hungary, an adjustment based on valuation concerns.

   Our Latin America exposure remained concentrated on Mexico and Brazil. We raised our exposure to the latter at the expense of the former during the period, based on relative-valuation considerations, and on our view that Brazil could see some better-than-expected developments on the inflation and interest-rate front. Elsewhere in the region, we established a modest position in Chile, whose macroeconomic backdrop continues to improve and where capital controls could eventually be removed.

   Looking ahead, we believe that the environment for emerging stock markets will remain generally positive, supported by an improving global economy and brightening earnings picture. These markets will likely remain quite volatile, however. The recent turmoil in Nasdaq-type stocks could persist for a spell, fueling frequent shifts in sentiment regarding global riskier asset classes in general. In addition, certain emerging markets remain vulnerable to interest-rate uncertainties (though we note that interest rates in most emerging-market economies are well below levels seen 18 months ago). Still, we see ample grounds for optimism, with numerous emerging-market companies poised for revenue and earnings improvements. As ever, our efforts, within this underfollowed asset class, will remain devoted to identifying countries and companies with the best long-term growth potential.

Richard Watt
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

--------------
* The Morgan Stanley Capital International Emerging Markets Free Index is a market-capitalization-weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   For the six months ended April 30, 2000, the Advisor Class shares of Warburg Pincus Global Post-Venture Capital Fund had a gain of 73.15%, vs. gains of 17.81% for the Lipper Global Funds Index,* 6.96% for the Morgan Stanley Capital International World Index** and 27.78% for the Russell 2000 Growth Index.*** The Fund's one-year return through April 30, 2000 was 113.80%. Its since-inception (on September, 30 1996) average annual total return through April 30, 2000 was 44.13%.

   The period was a positive one for global stock markets, with performance varying by region. Most European markets advanced, some significantly, and Japan and the U.S. saw good results as well. The majority of emerging markets rallied, buoyed by a continued general improvement in these markets' economic and financial backdrops. However, the period was a volatile one for equities generally, reflecting ongoing inflation and interest-rate uncertainties and concerns over valuations on technology stocks, which ended the period on a very difficult note in most markets.

   Against this backdrop, the Fund had a strong gain, and outpaced its benchmarks by sizable margins. The Fund saw good showings from a number of its holdings, including its U.S. and European computer and media names as well as specific Asian semiconductor stocks. Other holdings that contributed positively to the Fund's return included certain financial and consumer stocks.

   We made no substantial changes to the Fund in terms of overall strategy, notwithstanding the merger of the Fund with its domestic-focused sibling, Warburg Pincus Post-Venture Capital Fund, during the period. Indeed, for the most part, the two funds have shared a common team of analysts and portfolio managers, and have employed the same basic themes. Our focus remained on well-managed, well-financed companies with innovative products and services, especially those with competitive advantages in the technology area, broadly defined.

   We continued to find attractive buying opportunities across a wide variety of industries. These included a number of foreign stocks (foreign companies accounted for a little more than 40% of the Fund as of the end of the period). Within Europe, our purchases included a German manufacturer of specialty-

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WARBURG PINCUS GLOBAL POST-VENTURECAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

electronics products whose operations include a venture-capital division; a German software company backed by 3i Group, the U.K.'s leading venture-capital investor; and an Italian life-insurance company that recently came to market as a spin-off and is growing rapidly.

   We also established positions in a number of Asian names, including a Japanese broker that is merging with another mid-sized brokerage firm, an event that stands to significantly improve its earnings prospects. Our other Asian purchases included several venture-backed South Korean technology companies recently listed on the KOSDAQ. Since its launch in 1997, the technology-biased exchange has facilitated the growth of numerous innovative, smaller companies in an economy long dominated by huge conglomerates.

   Within the U.S., our general bias remained in favor of software and Internet-infrastructure companies. That said, we added some "value" U.S. stocks that we deemed to be compelling, including a specialty-retail company. Turning north, we established positions in a few Canadian companies during the period, focusing on the natural-resources and technology areas, where we generally saw the best values here.

   Looking ahead, we are likely to continue to raise the Fund's weighting in foreign stocks, given a strong and rising trend of venture-capital activity abroad and the relatively attractive valuations at which many of these underfollowed stocks trade. We feel opportunity within the U.S. should remain abundant. Assets in domestic venture pools stand at record levels, and we believe that venture capitalists remain eager to invest in highly innovative U.S. companies. Within this environment, our focus will remain on global stocks we deem to have the best long-term growth prospects.


Elizabeth B. Dater                                   Harold E. Sharon
Co-Portfolio Manager                                 Co-Portfolio Manager

Federico D. Laffan                                   Jun Sung Kim
Co-Portfolio Manager                                 Co-Portfolio Manager

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WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE-CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------
* The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds within this investment objective, and is compiled by Lipper Inc.

** The Morgan Stanley Capital International World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries.

*** The  Russell  2000  Growth  Index is an  unmanaged  index  (with no  defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (85.8%)
CANADA (6.5%)
COMMUNICATIONS EQUIPMENT (0.3%)
    Research in Motion, Ltd.(DAGGER)                     82,192  $    3,489,246
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    OCI Communications, Inc.(DAGGER)                    780,700       8,483,235
                                                                 --------------
MEDIA (1.3%)
    Rogers Communications, Inc. Class B(DAGGER)         640,000      16,651,593
                                                                 --------------
OIL & GAS (2.4%)
    Anderson Exploration, Ltd.(DAGGER)                  424,800       6,794,919
    Berkley Petroleum Corp.(DAGGER)                     544,300       3,765,422
    Canadian Hunter Exploration, Ltd.(DAGGER)           234,300       4,435,643
    Canadian Natural Resources, Ltd.(DAGGER)            418,000      11,143,582
    Precision Drilling Corp.(DAGGER)                     97,700       3,105,753
                                                                 --------------
                                                                     29,245,319
                                                                 --------------
SOFTWARE (1.8%)
    Descartes Systems Group, Inc.(DAGGER)               638,200      21,945,851
                                                                 --------------
    TOTAL CANADA                                                     79,815,244
                                                                 --------------
DENMARK (0.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    Tele Danmark AS Class B                             137,000      10,047,377
                                                                 --------------
    TOTAL DENMARK                                                    10,047,377
                                                                 --------------
FINLAND (2.0%)
COMMUNICATIONS EQUIPMENT (1.8%)
    Nokia Oyj Class A                                   392,000      22,540,027
                                                                 --------------
IT CONSULTING & SERVICES (0.2%)
    Stonesoft Oyj(DAGGER)                               134,300       2,508,816
                                                                 --------------
    TOTAL FINLAND                                                    25,048,843
                                                                 --------------
FRANCE (7.9%)
BANKS (0.4%)
    Banque Nationale de Paris                            67,600       5,476,303
                                                                 --------------
CONSTRUCTION & ENGINEERING (1.6%)
    Societe Generale d'Enterprises SA(DAGGER)           492,700      19,305,899
                                                                 --------------
ENERGY EQUIPMENT & SERVICES (0.3%)
    Coflexip SA                                          18,800       1,833,077
    Coflexip SA ADR                                      39,100       1,984,325
                                                                 --------------
                                                                      3,817,402
                                                                 --------------
MEDIA (1.4%)
    Publicis SA                                           6,025       2,931,820
    Lagardere Groupe SCA                                218,400      14,826,816
                                                                 --------------
                                                                     17,758,636
                                                                 --------------
METALS & MINING (1.2%)
    Pechiney SA Class A                                 330,000      14,494,391
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
FRANCE (cont'd)
MULTILINE UTILITIES (1.5%)
    Vivendi                                             188,900  $   18,728,365
                                                                 --------------
OIL & GAS (1.5%)
    Total Fina Elf SA                                   124,607      18,951,246
                                                                 --------------
    TOTAL FRANCE                                                     98,532,242
                                                                 --------------
GERMANY (3.5%)
ELECTRIC UTILITIES (0.8%)
    Viag AG                                             528,400      10,207,930
                                                                 --------------
INDUSTRIAL CONGLOMERATES (2.2%)
    Siemens AG                                          182,600      27,005,878
                                                                 --------------
INSURANCE (0.5%)
    Hannover Rueckversicherungs AG                       94,600       6,034,318
                                                                 --------------
    TOTAL GERMANY                                                    43,248,126
                                                                 --------------
HONG KONG (1.2%)
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
    China Telecom, Ltd.(DAGGER)                       1,600,000      11,554,786
    SmarTone Telecommunications Holdings, Ltd.        1,268,639       3,974,178
                                                                 --------------
                                                                     15,528,964
                                                                 --------------
    TOTAL HONG KONG                                                  15,528,964
                                                                 --------------
HUNGARY (1.4%)
BANKS (0.9%)
    OTP Bank                                            239,100      10,617,552
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Magyar Tavkozlesi                                   836,600       5,741,281
                                                                 --------------
    TOTAL HUNGARY                                                    16,358,833
                                                                 --------------
INDIA (1.3%)
BANKS (0.0%)
    State Bank of India, Ltd.                             6,250          29,801
                                                                 --------------
CHEMICALS (0.0%)
    Reliance Industries, Ltd.                            11,974          95,148
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    Mahanagar Telephone Nigam, Ltd.                         300           1,546
                                                                 --------------
IT CONSULTING & SERVICES (0.7%)
    NIIT, Ltd.                                          176,800       8,261,660
                                                                 --------------
METALS & MINING (0.0%)
    Hindalco Industries, Ltd.                               203           3,278
                                                                 --------------
OIL & GAS (0.0%)
    Bharat Petroleum Corp., Ltd.                            200             800
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
INDIA (cont'd)
SOFTWARE (0.6%)
    Aptech, Ltd.                                        190,264  $    7,932,003
                                                                 --------------
    TOTAL INDIA                                                      16,324,236
                                                                 --------------
IRELAND (0.6%)
BANKS (0.6%)
    Bank of Ireland
      0.016%                                          1,093,659       7,394,773
                                                                 --------------
    TOTAL IRELAND                                                     7,394,773
                                                                 --------------
ITALY (4.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
    Olivetti SpA(DAGGER)                              3,100,000      10,282,580
    Telecom Italia SpA                                1,260,900      17,671,604
                                                                 --------------
                                                                     27,954,184
                                                                 --------------
MEDIA (1.7%)
    SEAT Pagine Gialle SpA                            4,908,932      21,605,939
                                                                 --------------
TRANSPORTATION INFRASTRUCTURE (0.9%)
    Concessioni e Costruzioni Autostrade SpA          1,663,200      11,230,567
                                                                 --------------
    TOTAL ITALY                                                      60,790,690
                                                                 --------------
JAPAN (21.5%)
CHEMICALS (0.6%)
    Asahi Chemical Industry Co., Ltd.                 1,320,000       7,597,188
                                                                 --------------
DIVERSIFIED FINANCIALS (4.3%)
    Daiwa Securities Co., Ltd.                          756,000      11,542,351
    Nikko Securities Co., Ltd.                          950,000      11,207,850
    Nomura Securities Co., Ltd.                         418,000      10,520,436
    Orix Corp.                                           86,400      12,327,831
    Shinko Securities Co., Ltd.                       1,791,000       7,838,722
                                                                 --------------
                                                                     53,437,190
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    DDI Corp.                                               860       9,867,535
    Japan Telecom Co., Ltd.                                 120       6,107,064
    KDD Corp.                                           122,800      14,226,276
                                                                 --------------
                                                                     30,200,875
                                                                 --------------
ELECTRICAL EQUIPMENT (1.8%)
    Furukawa Electric Co., Ltd.                       1,650,000      22,886,223
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
    Hoya Corp.                                          197,000      20,051,527
                                                                 --------------
HOUSEHOLD DURABLES (2.8%)
    Sharp Corp.                                       1,076,000      20,759,021
    Sony Corp.                                          125,000      14,353,914
                                                                 --------------
                                                                     35,112,935
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
JAPAN (cont'd)
INTERNET SOFTWARE & SERVICES (1.5%)
    Softbank Corp.                                       25,300  $    6,227,170
    Softbank Corp. (new)                                 50,600      12,501,160
                                                                 --------------
                                                                     18,728,330
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.5%)
    Rohm Co., Ltd.                                       54,100      18,121,510
    Tokyo Electron, Ltd.                                131,000      21,346,132
    Tokyo Seimitsu Co., Ltd.                            158,000      16,520,534
                                                                 --------------
                                                                     55,988,176
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES (2.0%)
    NTT DoCoMo, Inc.                                        750      25,052,842
                                                                 --------------
    TOTAL JAPAN                                                     269,055,286
                                                                 --------------
MEXICO (0.3%)
BANKS (0.3%)
    Grupo Financiero Banamex Accival SA de CV         1,200,000       4,334,330
                                                                 --------------
    TOTAL MEXICO                                                      4,334,330
                                                                 --------------
NETHERLANDS (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
    Completel Europe NV(DAGGER)                          70,000       1,231,103
                                                                 --------------
MACHINERY (0.6%)
    IHC Caland NV                                       190,000       7,704,645
                                                                 --------------
MEDIA (0.8%)
    Verenigde Nederlandse Uitgeversbedrijven
      Verenigd Bezit                                    191,700      10,280,342
                                                                 --------------
    TOTAL NETHERLANDS                                                19,216,090
                                                                 --------------
PORTUGAL (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    Portugal Telecom SA                               1,829,100      20,451,304
                                                                 --------------
    TOTAL PORTUGAL                                                   20,451,304
                                                                 --------------
SINGAPORE (2.3%)
BANKS (0.8%)
    Overseas Union Bank, Ltd.                         2,194,288      10,024,040
                                                                 --------------
COMPUTERS & PERIPHERALS (0.6%)
    National Steel Electronics Co.                    1,261,000       7,237,619
                                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    Venture Manufacturing, Ltd.                         339,000       3,970,857
                                                                 --------------
MARINE (0.6%)
    Neptune Orient Lines, Ltd.(DAGGER)                8,039,000       7,203,574
                                                                 --------------
    TOTAL SINGAPORE                                                  28,436,090
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH KOREA (5.7%)
BANKS (0.5%)
    Shinhan Bank                                        702,350  $    6,740,497
                                                                 --------------
HOUSEHOLD DURABLES (0.2%)
    Telson Electronics Co., Ltd.(DAGGER)                137,000       1,962,937
                                                                 --------------
INTERNET SOFTWARE & SERVICES (0.0%)
    Daum Communications Corp.(DAGGER)                    11,500         544,059
                                                                 --------------
MEDIA (0.6%)
    Cheil Communications, Inc.(DAGGER)                   70,000       7,348,736
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.1%)
    Samsung Electronics Co.                              97,200      26,277,027
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    SK Telecom Co., Ltd.                                 58,000      15,418,379
    SK Telecom Co., Ltd. ADR                            403,100      12,924,394
                                                                 --------------
                                                                     28,342,773
                                                                 --------------
    TOTAL SOUTH KOREA                                                71,216,029
                                                                 --------------
SPAIN (1.7%)
BANKS (1.0%)
    Banco Bilbao Vizcaya Argentaria SA                  900,000      12,301,916
                                                                 --------------
FOOD & DRUG RETAILING (0.7%)
    Centros Comerciales Continente SA                   280,610       4,372,585
    Centros Comerciales Pryca SA                        357,830       4,340,041
                                                                 --------------
                                                                      8,712,626
                                                                 --------------
    TOTAL SPAIN                                                      21,014,542
                                                                 --------------
SWEDEN (4.6%)
BANKS (1.2%)
    Nordic Baltic Holding AB                          2,285,400      14,423,018
                                                                 --------------
COMMUNICATIONS EQUIPMENT (1.7%)
    Telefonaktiebolaget LM Ericsson ADR                 238,800      21,118,875
                                                                 --------------
CONTAINERS & PACKAGING (0.6%)
    Assidoman AB                                        436,500       7,215,916
                                                                 --------------
MACHINERY (1.1%)
    SKF AB Series B                                     620,100      13,298,677
                                                                 --------------
    TOTAL SWEDEN                                                     56,056,486
                                                                 --------------
SWITZERLAND (0.8%)
PHARMACEUTICALS (0.8%)
    Roche Holding AG                                        941       9,850,396
                                                                 --------------
    TOTAL SWITZERLAND                                                 9,850,396
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
TAIWAN (3.0%)
ELECTRIC EQUIPMENT (0.7%)
    Siliconware Corp.(DAGGER)                         5,259,000  $    8,931,151
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Taiwan Semiconductor Manufacturing Co.(DAGGER)    3,099,850      19,943,796
    United Microelectronics Co., Ltd.(DAGGER)         2,500,000       8,450,478
                                                                 --------------
                                                                     28,394,274
                                                                 --------------
    TOTAL TAIWAN                                                     37,325,425
                                                                 --------------
TURKEY (0.6%)
BANKS (0.6%)
    Yapi Ve Kredi Bankasi AS                        245,302,200       7,831,478
                                                                 --------------
    TOTAL TURKEY                                                      7,831,478
                                                                 --------------
UNITED KINGDOM (12.1%)
AEROSPACE & DEFENSE (1.3%)
    British Aerospace PLC                             2,619,341      16,149,060
                                                                 --------------
BANKS (1.8%)
    Bank of Scotland                                  2,450,000      21,833,263
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
    British Telecommunications PLC                    1,060,197      19,095,047
                                                                 --------------
ENERGY SOURCES (1.2%)
    BP Amoco PLC                                      1,699,000      14,741,910
                                                                 --------------
INSURANCE (0.9%)
    Prudential PLC                                      749,907      11,570,261
                                                                 --------------
MEDIA (0.9%)
    Reed International PLC                            1,674,500      11,647,045
                                                                 --------------
PHARMACEUTICALS (2.2%)
    Astrazeneca Group PLC                               367,400      15,459,263
    Smithkline Beecham PLC                              853,800      11,736,990
                                                                 --------------
                                                                     27,196,253
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    Vodafone AirTouch PLC                             6,132,318      28,259,782
                                                                 --------------
    TOTAL UNITED KINGDOM                                            150,492,621
                                                                 --------------
TOTAL COMMON STOCKS (Cost $882,430,264)                           1,068,369,405
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
PREFERRED STOCKS (1.3%)
GERMANY (1.3%)
HEALTH CARE PROVIDERS & SERVICES (0.6%)
    Fresenius Medical Care AG ADR                       472,999  $    6,976,735
                                                                 --------------
INSURANCE (0.7%)
    Marschollek, Lautenschlaeger und Partner AG          15,400       8,167,379
                                                                 --------------
    TOTAL GERMANY                                                    15,144,114
                                                                 --------------
TOTAL PREFERRED STOCKS (Cost $11,550,134)                            15,144,114
                                                                 --------------
WARRANTS (1.3%)
CANADA (1.3%)
DIVERSIFIED TELECOMMUNCATION SERVICES (1.0%)
    OCI Communications, Inc.(DAGGER)                  1,076,000      11,692,021
                                                                 --------------
INTERNET SOFTWARE & SERVICES (0.3%)
    Wysdom Private Placement(DAGGER)                    365,254       4,163,896
                                                                 --------------
    TOTAL CANADA                                                     15,855,917
                                                                 --------------
TOTAL WARRANTS (Cost $17,450,216)                                    15,855,917
                                                                 --------------
SHORT-TERM INVESTMENTS (7.4%)
    Institutional Money Market Trust                 32,844,697      32,844,697
    RBB Select Sweep                                 58,629,036      58,629,036
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $91,473,733)                      91,473,733
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (95.8%) (Cost $1,002,904,347*)         1,190,843,169

OTHER ASSETS IN EXCESS OF LIABILITIES (4.2%)                         51,907,838
                                                                 --------------
NET ASSETS (100.0%)                                              $1,242,751,007
                                                                 ==============
                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
*  Also cost for federal income tax purposes is $1,002,904,347.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (76.9%)
AUSTRALIA (0.0%)
OIL & GAS (0.0%)
    Novus Petroleum, Ltd.                                   682     $       557
                                                                    -----------
    TOTAL AUSTRALIA                                                         557
                                                                    -----------
BRAZIL (8.3%)
BANKS (0.9%)
    Uniao de Bancos Brasileiros SA GDR                   31,670         789,771
                                                                    -----------
BEVERAGES (0.8%)
    Companhia Cervejaria Brahma ADR                      46,700         723,850
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
    Embratel Participacoes SA ADR(DAGGER)                64,700       1,455,750
    Tele Centro Sul Participacoes SA ADR                 18,700       1,192,125
    Tele Norte Leste Participacoes SA ADR                76,855       1,368,980
    Telecommunications de Sao Paulo SA ADR               21,000         530,250
                                                                    -----------
                                                                      4,547,105
                                                                    -----------
FOOD & DRUG RETAILING (0.9%)
    Companhia Brasileira de Distribuicao Grupo Pao
    de Acucar ADR                                        29,230         833,055
                                                                    -----------
PAPER & FOREST PRODUCTS (0.7%)
    Aracruz Celulose ADR                                 34,400         642,850
                                                                    -----------
    TOTAL BRAZIL                                                      7,536,631
                                                                    -----------
CHILE (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Companhia de Telecomunicaciones de Chile SA ADR      70,300       1,300,550
                                                                    -----------
    TOTAL CHILE                                                       1,300,550
                                                                    -----------
CHINA (2.6%)
CHEMICALS (1.8%)
    Yizheng Chemical Fibre Co., Ltd.(DAGGER)          8,570,000       1,661,411
                                                                    -----------
ELECTRIC UTILITIES (0.8%)
    Huaneng Power International, Inc. ADR                79,200         732,600
                                                                    -----------
    TOTAL CHINA                                                       2,394,011
                                                                    -----------
EGYPT (0.1%)
BANKS (0.1%)
    Commercial International Bank, Ltd.                      26             283
    Mibbank International                                 5,410          90,782
                                                                    -----------
                                                                         91,065
                                                                    -----------
    TOTAL EGYPT                                                          91,065
                                                                    -----------
GREECE (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Hellenic Telecommunication Organization
    SA ADR(DAGGER)                                       39,601         462,837
                                                                    -----------
    TOTAL GREECE                                                        462,837
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
HONG KONG (5.9%)
COMPUTERS & PERIPHERALS (1.6%)
    Legend Holdings, Ltd.                             1,248,000     $ 1,450,049
                                                                    -----------
DIVERSIFIED FINANCIALS (0.0%)
    Beijing Enterprises Holding Co.(DAGGER)              11,100          12,113
                                                                    -----------
HOUSEHOLD DURABLES (0.0%)
    Guangdong Kelon Electrical Holdings Co., Ltd.        40,738          25,366
                                                                    -----------
INTERNET SOFTWARE & SERVICES (0.3%)
    Pacific Century Cyberworks, Ltd.(DAGGER)            163,000         303,442
                                                                    -----------
PERSONAL PRODUCTS (0.0%)
    Li & Fung, Ltd.                                      10,000          38,644
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (4.0%)
    China Telecommunications, Ltd. ADR                   16,100       2,361,669
    China Telecommunications, Ltd.(DAGGER)              176,000       1,271,026
                                                                    -----------
                                                                      3,632,695
                                                                    -----------
    TOTAL HONG KONG                                                   5,462,309
                                                                    -----------
HUNGARY (1.1%)
BANKS (0.3%)
    OTP Bank                                              5,364         238,196
    OTP Bank Rt. GDR 144A                                 1,400          62,169
                                                                    -----------
                                                                        300,365
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Matav RT ADR                                         14,800         515,225
                                                                    -----------
OIL & GAS (0.0%)
    MOL Magyar Olaj - Es Gazipari                         1,100          19,415
                                                                    -----------
PHARMACEUTICALS (0.2%)
    Gedeon Richter                                        3,000         166,500
                                                                    -----------
    TOTAL HUNGARY                                                     1,001,505
                                                                    -----------
INDIA (5.7%)
AUTOMOBILES (0.0%)
    Mahindra & Mahindra, Ltd.                             1,750          10,665
    Mahindra & Mahindra, Ltd. GDR                         2,000          13,500
                                                                    -----------
                                                                         24,165
                                                                    -----------
BANKS (0.0%)
    State Bank of India, Ltd. GDR                         1,600          15,200
                                                                    -----------
BEVERAGES (0.1%)
    ITC Agro-Tech, Ltd. GDR(DAGGER)                       2,200          37,510
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
INDIA (cont'd)
CHEMICALS (0.2%)
    Grasim Industries, Ltd.                                 500     $     4,123
    Reliance Industries, Ltd.                             4,659          37,021
    Reliance Industries, Ltd. GDR                         4,304         112,012
                                                                    -----------
                                                                        153,156
                                                                    -----------
DIVERSIFIED FINANCIALS (1.0%)
    Icici, Ltd.(DAGGER)                                  34,600         877,975
    Morgan Stanley India Investment Fund, Inc.              100           1,212
                                                                    -----------
                                                                        879,187
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Videsh Sanchar Nigam, Ltd.                           30,800         585,200
                                                                    -----------
GAS UTILITIES (0.0%)
    Gas Authority of India, Ltd.                          2,400          15,600
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.0%)
    Larsen & Toubro, Ltd. GDR                             1,800          24,750
    Larsen & Toubro, Ltd.                                 2,093          11,195
                                                                    -----------
                                                                         35,945
                                                                    -----------
INTERNET & SOFTWARE SERVICES (0.1%)
    SSI, Ltd.(DAGGER)                                     8,400          73,500
                                                                    -----------
IT CONSULTING & SERVICES (1.3%)
    Aptech, Ltd.                                         27,730       1,156,049
                                                                    -----------
METALS & MINING (0.1%)
    Hindalco Industries, Ltd.                             4,000          68,000
                                                                    -----------
OIL & GAS (0.1%)
    Hindustan Petroleum Corp., Ltd.                      32,400          83,011
                                                                    -----------
PHARMACEUTICALS (0.1%)
    Ranbaxy Laboratories, Ltd.                            2,800          53,410
                                                                    -----------
SOFTWARE (2.1%)
    Pentamedia Graphics, Ltd.                            41,777         608,146
    Satyam Computers                                     18,600       1,329,298
                                                                    -----------
                                                                      1,937,444
                                                                    -----------
    TOTAL INDIA                                                       5,117,377
                                                                    -----------
ISRAEL (0.5%)
IT CONSULTING & SERVICES (0.5%)
    Check Point Software Technologies, Ltd.               2,536         438,728
                                                                    -----------
    TOTAL ISRAEL                                                        438,728
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
MALAYSIA (9.8%)
BANKS (2.5%)
    Commerce Asset Holdings BHD                         172,300     $   485,172
    Malayan Banking BHD                                 303,000       1,259,872
    Public Bank                                         368,476         513,939
                                                                    -----------
                                                                      2,258,983
                                                                    -----------
DIVERSIFIED FINANCIALS (0.5%)
    AMMB Holdings Berhad                                123,378         467,549
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Telekom Malaysia Berhad                             252,000         875,389
                                                                    -----------
ELECTRIC UTILITIES (1.1%)
    Tenaga Nasional BHD                                 309,000       1,024,603
                                                                    -----------
HOTELS RESTAURANTS & LEISURE (3.7%)
    Berjaya Sports Toto                                 181,000         378,680
    Genting Berhad                                      154,440         621,839
    Resorts World                                       417,000       1,349,795
    Tanjong PLC                                         368,000       1,016,866
                                                                    -----------
                                                                      3,367,180
                                                                    -----------
MEDIA (0.6%)
    New Straits Times Press                             165,278         552,390
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.4%)
    Unisem (M) Berhad                                    39,100         347,278
                                                                    -----------
    TOTAL MALAYSIA                                                    8,893,372
                                                                    -----------
MEXICO (7.0%)
BANKS (0.5%)
    Grupo Financiero Banamex Accival SA de CV           112,809         407,459
                                                                    -----------
BEVERAGES (1.8%)
    Coca-Cola Femsa SA ADR                                4,063          75,419
    Fomento Economico Mexicano SA de CV ADR(DAGGER)      36,400       1,501,500
    Grupo Modelo SA de CV Class C                        24,284          51,596
                                                                    -----------
                                                                      1,628,515
                                                                    -----------
CONSTRUCTION MATERIALS (0.9%)
    Cemex SA de CV ADR(DAGGER)                           38,730         847,219
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
    Carso Global Telecom SA                             164,872         437,874
    Telefonos de Mexico SA ADR                           33,600       1,976,100
                                                                    -----------
                                                                      2,413,974
                                                                    -----------
MEDIA (0.1%)
    Grupo Televisa SA                                     2,000         126,875
                                                                    -----------
MULTILINE RETAIL (0.1%)
    Wal-Mart de Mexico SA de CV                           4,600         106,531
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
MEXICO (cont'd)
PAPER & FOREST PRODUCTS (0.1%)
    Kimberly-Clark de Mexico SA de CV Class A            13,417     $    43,188
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    Grupo Iusacell SA ADR Series V(DAGGER)               46,727         744,712
                                                                    -----------
    TOTAL MEXICO                                                      6,318,473
                                                                    -----------
RUSSIA (1.2%)
ELECTRIC UTILITIES (0.3%)
    Unified Energy Systems ADR                           15,700         292,648
                                                                    -----------
OIL & GAS (0.9%)
    Lukoil Holding ADR                                    7,300         440,044
    Surgutneftegaz ADR                                   22,300         338,402
                                                                    -----------
                                                                        778,446
                                                                    -----------
    TOTAL RUSSIA                                                      1,071,094
                                                                    -----------
SINGAPORE (0.0%)
BANKS (0.0%)
    Overseas Chinese Banking Corp., Ltd.                    242           1,658
                                                                    -----------
MEDIA (0.0%)
    Singapore Press Holdings, Ltd.                           39             763
                                                                    -----------
    TOTAL SINGAPORE                                                       2,421
                                                                    -----------
SOUTH AFRICA (6.1%)
BANKS (0.5%)
    African Bank Investments, Ltd.                      221,300         478,229
    Standard Bank Investment Corp., Ltd.                  1,300           4,794
                                                                    -----------
                                                                        483,023
                                                                    -----------
BEVERAGES (0.2%)
    South African Breweries PLC                          18,791         138,592
                                                                    -----------
DIVERSIFIED FINANCIALS (1.4%)
    Johnnies Industrial Corp., Ltd.                      22,994         339,181
    Rembrant Group, Ltd.                                114,700         889,951
                                                                    -----------
                                                                      1,229,132
                                                                    -----------
HOUSEHOLD DURABLES (0.0%)
    JD Group, Ltd.                                          400           2,696
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.8%)
    Imperial Holdings, Ltd.                              86,904         743,507
                                                                    -----------
INSURANCE (1.2%)
    Liberty Life Association of Africa, Ltd.                139           1,302
    Sanlam, Ltd.(DAGGER)                                930,008       1,104,332
                                                                    -----------
                                                                      1,105,634
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH AFRICA (cont'd)
IT CONSULTING & SERVICES (0.5%)
    Comparex Holdings, Ltd.                              10,700      $   16,020
    Dimension Data Holdings, Ltd.(DAGGER)                61,093         401,022
                                                                    -----------
                                                                        417,042
                                                                    -----------
METALS & MINING (0.3%)
    Impala Platinum Holdings, Ltd.                        8,900         282,258
                                                                    -----------
PAPER & FOREST PRODUCTS (1.2%)
    Sappi, Ltd.(DAGGER)                                 153,482       1,075,395
                                                                    -----------
    TOTAL SOUTH AFRICA                                                5,477,279
                                                                    -----------
SOUTH KOREA (10.1%)
BANKS (1.0%)
    Housing & Commercial Bank of Korea GDR#               1,827          31,470
    Housing & Commercial Bank of Korea                   49,005         839,040
                                                                    -----------
                                                                        870,510
                                                                    -----------
BEVERAGES (0.0%)
    Hite Brewery Co., Ltd.                                    2              57
                                                                    -----------
CHEMICALS (1.0%)
    LG Chemical, Ltd.                                    38,000         873,197
                                                                    -----------
CONSTRUCTION & ENGINEERING (0.1%)
    Daelim Industrial Co., Ltd.                          13,952          77,824
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Dacom Corp.                                           1,700         246,640
    Korea Telecom Corp.(DAGGER)                          14,000         956,282
    Korea Telecom Corp. ADR(DAGGER)                       1,800          62,100
                                                                    -----------
                                                                      1,265,022
                                                                    -----------
ELECTRIC UTILITIES (1.4%)
    Korea Electric Power Corp.                           41,000       1,200,759
    Korea Electric Power Corp. ADR                        2,600          42,575
                                                                    -----------
                                                                      1,243,334
                                                                    -----------
HOUSEHOLD DURABLES (0.6%)
    LG Electronics                                       19,944         531,977
    LG Electronics GDR                                    2,400          32,100
                                                                    -----------
                                                                        564,077
                                                                    -----------
MEDIA (0.5%)
    Cheil Communications, Inc.                            3,954         415,099
                                                                    -----------
METALS & MINING (0.9%)
    Pohang Iron & Steel Co., Ltd.                        10,000         799,782
    Pohang Iron & Steel Co., Ltd. ADR                     1,100          23,100
                                                                    -----------
                                                                        822,882
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH KOREA (cont'd)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Samsung Electronics Co., Ltd.                         7,747     $ 2,094,322
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    Sk Telecom Co., Ltd.                                  3,040         808,136
                                                                    -----------
    TOTAL SOUTH KOREA                                                 9,034,460
                                                                    -----------
TAIWAN (9.7%)
INTERNET SOFTWARE & SERVICES (0.5%)
    GigaMedia, Ltd.                                      17,600         422,400
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.2%)
    Hon Hai Precision Industry Co., Ltd. ADR              2,900          80,982
    Macronix International Co., Ltd. ADR                 46,000       1,405,875
    Taiwan Semiconductor Manufacturing
    Co., Ltd.(DAGGER)                                   312,310       2,009,338
    Taiwan Semiconductor Manufacturing
    Co., Ltd. ADR(DAGGER)                                44,700       2,338,369
    United Microelectronics Co., Ltd.(DAGGER)           731,350       2,472,103
                                                                    -----------
                                                                      8,306,667
                                                                    -----------
    TOTAL TAIWAN                                                      8,729,067
                                                                    -----------
THAILAND (0.5%)
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Advanced Information Service Public Co., Ltd.        38,391         449,597
                                                                    -----------
    TOTAL THAILAND                                                      449,597
                                                                    -----------
TURKEY (6.4%)
BANKS (3.5%)
    Dogan Yayin Holding AS                           46,402,494       1,120,575
    Yapi Ve Kredi Bankasi AS                         63,776,184       2,036,108
                                                                    -----------
                                                                      3,156,683
                                                                    -----------
DIVERSIFIED FINANCIALS (2.3%)
    Koc Holding AS                                    4,120,083         826,323
    Turkiye Is Bankasi AS Class C                    23,070,000       1,265,319
                                                                    -----------
                                                                      2,091,642
                                                                    -----------
FOOD & DRUG RETAILING (0.6%)
    Migros Turkey TAS                                   797,940         542,158
                                                                    -----------
    TOTAL TURKEY                                                      5,790,483
                                                                    -----------
TOTAL COMMON STOCKS (Cost $63,780,589)                               69,571,816
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
PREFERRED STOCKS (5.9%)
BRAZIL (4.8%)
BANKS (0.7%)
    Banco Itau SA                                     8,677,286     $   649,191
                                                                    -----------
OIL & GAS (2.6%)
    Petroleo Brasileiro SA                           10,133,220       2,415,305
                                                                    -----------
METALS & MINING (1.5%)
    Companhia Vale do Rio Doce Class A                   53,484       1,324,910
                                                                    -----------
    TOTAL BRAZIL                                                      4,389,406
                                                                    -----------
TAIWAN (0.1%)
BANKS (0.1%)
    Taishin International Bank(DAGGER)                  306,735          98,173
                                                                    -----------
    TOTAL TAIWAN                                                         98,173
                                                                    -----------
THAILAND (1.0%)
BANKS (1.0%)
    Siam Commercial Bank Public Co., Ltd.(DAGGER)     1,077,012         862,541
                                                                    -----------
    TOTAL THAILAND                                                      862,541
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $4,472,828)                              5,350,120
                                                                    -----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    Telecomasia Corp. Public Co., Ltd.(DAGGER)          191,873               0
                                                                    -----------
    TOTAL THAILAND                                                            0
                                                                    -----------
TOTAL RIGHTS (Cost $0)                                                        0
                                                                    -----------
SHORT-TERM INVESTMENTS (8.7%)
    Institutional Money Market Trust                  3,594,871       3,594,871
    RBB Select Sweep                                  4,266,569       4,266,569
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,861,440)                        7,861,440
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (91.5%) (Cost $76,114,857*)               82,783,376

OTHER ASSETS IN EXCESS OF LIABILITIES (8.5%)                          7,734,907
                                                                    -----------
NET ASSETS (100.0%)                                                 $90,518,283
                                                                    ===========

                            INVESTMENT ABBREVIATIONS
                       ADR = American Depository Receipt
                         GDR = Global Depository Receipt
--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
*  Cost for federal income tax purposes is $76,132,456.
#  Restricted security.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (91.4%)
AUSTRALIA (0.1%)
MEDIA (0.1%)
    BMCmedia.com, Ltd.(DAGGER)                          189,400    $    223,244
                                                                   ------------
    TOTAL AUSTRALIA                                                     223,244
                                                                   ------------
BRAZIL (0.6%)
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    Celular Crt Participacoes SA(DAGGER)              2,420,000         911,968
                                                                   ------------
    TOTAL BRAZIL                                                        911,968
                                                                   ------------
CANADA (4.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Cyberplex, Inc.(DAGGER)                              98,100       1,122,251
    OCI Communications, Inc.(DAGGER)                     46,600         506,364
                                                                   ------------
                                                                      1,628,615
                                                                   ------------
FINANCIAL SERVICES (0.3%)
    Versus Technologies, Inc.(DAGGER)                    73,878         483,658
                                                                   ------------
INTERNET & CATALOG RETAIL (0.1%)
    Chapters Online, Inc.(DAGGER)                        33,700         109,175
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.5%)
    BCE Emergis, Inc.(DAGGER)                            17,460         844,919
                                                                   ------------
MEDIA (1.7%)
    Rogers Communications Inc., Class B(DAGGER)          36,300         944,458
    Shaw Communications, Inc. Class B(DAGGER)            77,900       1,845,256
                                                                   ------------
                                                                      2,789,714
                                                                   ------------
SOFTWARE (0.8%)
    Descartes Systems Group, Inc.(DAGGER)                35,600       1,224,181
                                                                   ------------
    TOTAL CANADA                                                      7,080,262
                                                                   ------------
DENMARK (0.4%)
BIOTECHNOLOGY (0.2%)
    Bavarian Nordic Research Institute AS(DAGGER)         9,999         293,325
                                                                   ------------
SOFTWARE (0.2%)
    Navision Software AS(DAGGER)                          4,840         354,958
                                                                   ------------
    TOTAL DENMARK                                                       648,283
                                                                   ------------
FINLAND (2.5%)
COMMUNICATIONS EQUIPMENT (1.2%)
    Eimo Oyj                                             67,200         612,362
    Nokia Oyj(DAGGER)                                    23,200       1,334,002
                                                                   ------------
                                                                      1,946,364
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.3%)
    Satama Interactive Oyj(DAGGER)                       35,500         416,985
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
FINLAND (cont'd)
IT CONSULTING & SERVICES (0.3%)
    Stonesoft Oyj(DAGGER)                                29,600    $    552,948
                                                                   ------------
SOFTWARE (0.8%)
    Comptel Oyj(DAGGER)                                  54,150       1,226,701
                                                                   ------------
    TOTAL FINLAND                                                     4,142,998
                                                                   ------------
FRANCE (1.1%)
COMMERCIAL SERVICES & SUPPLIES (1.0%)
    Consodata SA(DAGGER)                                 28,800       1,650,753
                                                                   ------------
IT CONSULTING & SERVICES (0.1%)
    FI System(DAGGER)                                     3,800         211,575
                                                                   ------------
    TOTAL FRANCE                                                      1,862,328
                                                                   ------------
GERMANY (4.5%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.0%)
    Telegate AG(DAGGER)                                  13,300       1,684,634
                                                                   ------------
INTERNET & CATALOG RETAIL (0.4%)
    DCI Database for Commerce and Industry AG(DAGGER)    12,000         721,712
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.8%)
    Articon Information Systems AG(DAGGER)               13,266       1,003,361
    Biodata Information Technology AG(DAGGER)             1,000         287,045
                                                                   ------------
                                                                      1,290,406
                                                                   ------------
IT CONSULTING & SERVICES (0.2%)
    Intershop Communications AG(DAGGER)                     810         363,153
                                                                   ------------
MACHINERY (1.2%)
    Jenoptik AG                                          70,000       2,015,692
                                                                   ------------
SOFTWARE (0.7%)
    IXOS Software AG(DAGGER)                             11,100         242,758
    Openshop Holding AG(DAGGER)                           5,000         291,601
    Telesens AG(DAGGER)                                  15,000         628,765
                                                                   ------------
                                                                      1,163,124
                                                                   ------------
    TOTAL GERMANY                                                     7,238,721
                                                                   ------------
INDIA (0.8%)
SOFTWARE (0.8%)
    Aptech, Ltd.                                         16,200         675,369
    Silverline Technologies, Ltd.                        67,500         653,027
                                                                   ------------
                                                                      1,328,396
                                                                   ------------
    TOTAL INDIA                                                       1,328,396
                                                                   ------------
IRELAND (0.5%)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Icon PLC(DAGGER)                                     62,197         872,829
                                                                   ------------
    TOTAL IRELAND                                                       872,829
                                                                   ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
ISRAEL (3.7%)
COMMUNICATIONS EQUIPMENT (1.6%)
    Audiocodes, Ltd. DAGGER)                              8,500    $    637,500
    Gilat Satellite Networks(DAGGER)                     22,300       1,915,013
                                                                   ------------
                                                                      2,552,513
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    Amdocs, Ltd. (USA)(DAGGER)                           30,560       2,068,530
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.8%)
    BackWeb Technologies, Ltd.(DAGGER)                   44,000       1,031,250
    Internet Gold(DAGGER)                                24,700         284,050
                                                                   ------------
                                                                      1,315,300
                                                                   ------------
    TOTAL ISRAEL                                                      5,936,343
                                                                   ------------
ITALY (1.4%)
DIVERSIFIED FINANCIALS (0.3%)
    Locazione Attrezzature SpA                          510,100         422,995
                                                                   ------------
INSURANCE (0.6%)
    Bayerische Vita SpA                                 132,300         958,442
                                                                   ------------
INTERNET & CATALOG RETAIL (0.5%)
    Freedomland Internet Television Network SpA(DAGGER)  10,300         843,793
                                                                   ------------
    TOTAL ITALY                                                       2,225,230
                                                                   ------------
JAPAN (2.8%)
DIVERSIFIED FINANCIALS (0.7%)
    Shinko Securities Co., Ltd.                         258,000       1,129,196
                                                                   ------------
ELECTRICAL EQUIPMENT (0.1%)
    Densei-Lambda K K.                                    5,100          96,741
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.6%)
    Internet Intitiative Japan, Inc. ADR(DAGGER)         11,200         672,000
    Softbank Corp.                                          500         123,067
    Softbank Corp. New(DAGGER)                            1,000         247,059
                                                                   ------------
                                                                      1,042,126
                                                                   ------------
SOFTWARE (0.5%)
    Intec, Inc.                                          18,000         469,689
    Capcom Co., Ltd.                                      7,800         288,698
                                                                   ------------
    Total Software                                                      758,387
                                                                   ------------
TEXTILES & APPAREL (0.5%)
    Sazaby, Inc.                                         16,000         836,483
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
    Misumi Corp.                                          7,480         728,817
                                                                   ------------
    TOTAL JAPAN                                                       4,591,750
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
LUXEMBOURG (0.5%)
INTERNET SOFTWARE & SERVICES (0.5%)
    Thiel Logistik AG(DAGGER)                            13,500    $    842,681
                                                                   ------------
    TOTAL LUXEMBOURG                                                    842,681
                                                                   ------------
MEXICO (0.2%)
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Nuevo Grupo Iusacell SA ADR, Series V(DAGGER)        23,300         371,344
                                                                   ------------
    TOTAL MEXICO                                                        371,344
                                                                   ------------
NETHERLANDS (1.7%)
CONTAINERS & PACKAGING (0.5%)
    Ifco Systems NV(DAGGER)                              34,100         829,669
                                                                   ------------
DIVERSIFIED FINANCIALS (0.3%)
    Ordina NV(DAGGER)                                    13,900         506,657
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
    Versatel Telecom International NV(DAGGER)             5,400         217,006
                                                                   ------------
IT CONSULTING & SERVICES (0.0%)
    Pinkroccade NV(DAGGER)                                  880          55,331
                                                                   ------------
OIL & GAS (0.5%)
    Petroplus International NV                           75,740         793,711
                                                                   ------------
SOFTWARE (0.3%)
    Seagull Holding NV(DAGGER)                           17,700         396,778
                                                                   ------------
    TOTAL NETHERLANDS                                                 2,799,152
                                                                   ------------
NORWAY (0.9%)
ENERGY EQUIPMENT & SERVICES (0.4%)
    Petroleum Geo - Services ADR(DAGGER)                 41,300         671,125
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.3%)
    Stepstone ASA(DAGGER)                               125,000         419,146
                                                                   ------------
OIL & GAS (0.2%)
    Navis ASA(DAGGER)                                   394,000         396,344
                                                                   ------------
    TOTAL NORWAY                                                      1,486,615
                                                                   ------------
SINGAPORE (0.9%)
COMPUTERS & PERIPHERALS (0.5%)
    Datapulse Technology, Ltd.                          718,000         256,513
    Natsteel Electronics Co.                            105,000         602,657
                                                                   ------------
                                                                        859,170
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Venture Manufacturing, Ltd.                          57,000         667,666
                                                                   ------------
    TOTAL SINGAPORE                                                   1,526,836
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
SOUTH KOREA (0.4%)
INTERNET SOFTWARE & SERVICES (0.1%)
    Daum Communications Corporation(DAGGER)               3,800    $    179,776
                                                                   ------------
MEDIA (0.2%)
    Cheil Communications, Inc.(DAGGER)                    2,500         262,455
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Hansol PCS(DAGGER)                                   12,400         247,505
                                                                   ------------
    TOTAL SOUTH KOREA                                                   689,736
                                                                   ------------
SPAIN (3.3%)
DIVERSIFIED FINANICALS (0.5%)
    Dinamia Capital Privado. Sociedad de Capital
    Riesgo, SA(DAGGER)                                   61,600         752,185
                                                                   ------------
HOTELS RESTAURANTS & LEISURE (0.9%)
    NH Hoteles SA                                       125,500       1,412,374
                                                                   ------------
IT CONSULTING & SERVICES (1.1%)
    Indra Sistemas SA                                    77,700       1,828,877
                                                                   ------------
REAL ESTATE (0.4%)
    Prima Inmobiliaria SA(DAGGER)                        88,100         718,518
                                                                   ------------
ROAD & RAIL (0.4%)
    Transportes Azkar SA(DAGGER)                         46,200         631,498
                                                                   ------------
    TOTAL SPAIN                                                       5,343,452
                                                                   ------------
SWEDEN (1.2%)
BIOTECHNOLOGY (0.2%)
    Oxigene, Inc.(DAGGER)                                19,200         257,352
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    Micronic Laser System AB(DAGGER)                     16,500         336,351
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.1%)
    Cell Network AB(DAGGER)                              10,700         200,788
                                                                   ------------
IT CONSULTING & SERVICES (0.3%)
    Industrial & Financial Systems Ifs AB(DAGGER)        19,366         365,571
    Protect Data AB                                       7,800          92,788
                                                                   ------------
                                                                        458,359
                                                                   ------------
REAL ESTATE (0.4%)
    Kungsleden AB(DAGGER)                                86,200         693,243
                                                                   ------------
    TOTAL SWEDEN                                                      1,946,093
                                                                   ------------
SWITZERLAND (1.4%)
LEISURE EQUIPMENT & PRODUCTS (1.2%)
    Gretag Imaging Group(DAGGER)                          9,700       1,953,554
                                                                   ------------
MACHINERY (0.2%)
    Mikron Holding AG                                       350         253,272
                                                                   ------------
    TOTAL SWITZERLAND                                                 2,206,826
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
UNITED KINGDOM (5.0%)
BIOTECHNOLOGY (0.3%)
    Oxford Glycosciences PLC(DAGGER)                     22,166    $    559,301
                                                                   ------------
COMMUNICATIONS EQUIPMENT (0.4%)
    Filtronic Comtek PLC                                 20,800         567,960
                                                                   ------------
DIVERSIFIED FINANCIALS (1.4%)
    3i Group PLC                                         47,100         950,020
    Amvescap PLC ADR(DAGGER)                             18,560       1,327,040
                                                                   ------------
                                                                      2,277,060
                                                                   ------------
HOTELS RESTAURANTS & LEISURE (0.1%)
    Holmes Place PLC                                     49,800         195,987
                                                                   ------------
HOUSEHOLD DURABLES (0.2%)
    Mentmore Abbey PLC                                  100,000         277,752
                                                                   ------------
INTERNET & CATALOG RETAIL (0.1%)
    Ebookers.com PLC ADR(DAGGER)                         13,000         237,250
                                                                   ------------
IT CONSULTING & SERVICES (0.3%)
    Itnet PLC(DAGGER)                                    39,500         471,298
                                                                   ------------
MEDIA (1.1%)
    EMAP PLC                                             28,300         548,677
    Eyretel PLC(DAGGER)                                 502,200       1,190,551
                                                                   ------------
                                                                      1,739,228
                                                                   ------------
SOFTWARE (1.1%)
    Autonomy Corp. PLC(DAGGER)                            7,350         977,550
    Diagonal PLC                                         53,000         462,359
    Sage Group PLC                                       28,300         314,858
                                                                   ------------
                                                                      1,754,767
                                                                   ------------
    TOTAL UNITED KINGDOM                                              8,080,603
                                                                   ------------
UNITED STATES (53.1%)
BANKS & SAVINGS & LOANS (1.1%)
    Mellon Financial Corp.                               55,200       1,773,300
                                                                   ------------
BUSINESS SERVICES (5.6%)
    ACNielsen Corp.(DAGGER)                              10,200         235,237
    Acxiom Corp.(DAGGER)                                 38,000       1,026,000
    AsiaInfo Holdings, Inc.(DAGGER)                       6,900         300,150
    BISYS Group, Inc.(DAGGER)                            18,400       1,151,150
    DoubleClick, Inc.(DAGGER)                            15,600       1,183,650
    Harte-Hanks Communications, Inc.                     69,300       1,715,175
    Mobius Management Systems, Inc.(DAGGER)               2,601          16,419
    New York Restaurant Group, Inc. #(DAGGER)            77,720         749,998
    On Assignment, Inc.(DAGGER)                           1,700          53,337
    QRS Corp.(DAGGER)                                     8,300         273,900
    Startek, Inc.(DAGGER)                                 1,800          92,475

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
BUSINESS SERVICES (cont'd)
    TMP Worldwide, Inc.(DAGGER)                          23,400    $  1,529,775
    Young & Rubicam, Inc.(DAGGER)                        15,000         835,312
                                                                   ------------
                                                                      9,162,578
                                                                   ------------
COMMUNICATIONS & MEDIA (7.4%)
    Alteon Websystems, Inc(DAGGER)                        3,769         256,292
    America Online, Inc.(DAGGER)                            300          17,944
    AMFM, Inc.(DAGGER)                                   15,500       1,028,812
    At Home Corp. Series A(DAGGER)                       50,700         944,287
    Cablevision Systems Corp.(DAGGER)                    20,600       1,394,362
    CMGI, Inc.(DAGGER)                                   14,600       1,040,250
    Hispanic Broadcasting Corp.(DAGGER)                  10,600       1,071,262
    Journal Register Co.(DAGGER)                         14,500         212,062
    MaMaMedia, Inc.(DAGGER)                              92,592         499,997
    Netcentives, Inc.(DAGGER)                             1,560          15,892
    Radio Unica Communications(DAGGER)                   24,100         231,962
    USA Networks, Inc.(DAGGER)                           73,400       1,688,200
    Westwood One, Inc.(DAGGER)                           32,900       1,163,837
    Women.com Networks, Inc. #(DAGGER)                  243,639       1,218,195
    Yahoo!, Inc.(DAGGER)                                 10,238       1,333,499
                                                                   ------------
                                                                     12,116,853
                                                                   ------------
COMPUTERS (7.9%)
    Brocade Communications Systems, Inc.(DAGGER)          4,000         496,000
    Citrix Systems, Inc.(DAGGER)                         40,600       2,479,137
    Concord Communications, Inc.(DAGGER)                  2,080          58,240
    Documentum, Inc. DAGGER)                             20,900       1,233,100
    Excalibur Technologies Corp.(DAGGER)                 36,400       1,292,200
    Intuit, Inc.(DAGGER)                                 40,400       1,451,875
    Mission Critical Software, Inc.(DAGGER)               2,321          83,556
    Network Appliance, Inc.(DAGGER)                       8,660         640,299
    PeopleSoft, Inc. DAGGER)                             40,100         558,894
    Sun Microsystems, Inc.(DAGGER)                       20,900       1,921,494
    Tecnomatix Technologies, Ltd.(DAGGER)                37,500       1,279,688
    Verisign, Inc.(DAGGER)                                8,700       1,212,562
    Veritas Software Corp.(DAGGER)                        1,650         176,988
    VIA NET.WORKS, Inc.(DAGGER)                           1,450          28,909
                                                                   ------------
                                                                     12,912,942
                                                                   ------------
CONSUMER NON-DURABLES (0.0%)
    Dial Corp.                                            2,700          37,631
                                                                   ------------
CONSUMER SERVICES (0.1%)
    DeVry, Inc.(DAGGER)                                   8,600         204,787
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
ELECTRONICS (10.9%)
    Altera Corp.(DAGGER)                                 14,700    $  1,503,075
    DSP Group, Inc.(DAGGER)                              20,200       1,436,725
    Flextronics International, Ltd.(DAGGER)              40,700       2,859,175
    JDS Uniphase Corp.(DAGGER)                           23,200       2,407,000
    KLA-Tencor Corp. DAGGER)                             13,800       1,033,275
    Maxim Integrated Products, Inc.(DAGGER)              52,540       3,405,249
    Solectron Corp.(DAGGER)                              15,200         711,550
    Synopsys, Inc.(DAGGER)                                1,000          42,000
    Vitesse Semiconductor Corp.(DAGGER)                  17,600       1,197,900
    Xilinx, Inc.(DAGGER)                                 42,000       3,076,500
                                                                   ------------
                                                                     17,672,449
                                                                   ------------
ENERGY (1.3%)
    Chaparral Resources, Inc.(DAGGER)                     5,555          43,750
    Newfield Exploration Co.(DAGGER)                     52,900       2,149,062
                                                                   ------------
                                                                      2,192,812
                                                                   ------------
FINANCIAL SERVICES (1.4%)
    Ambac Financial Group, Inc.                           5,800         278,400
    Gabelli Asset Management, Inc. Class A(DAGGER)       49,400         981,825
    MBIA, Inc.                                            3,300         163,144
    T. Rowe Price Associates, Inc.                       20,300         773,937
                                                                   ------------
                                                                      2,197,306
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (0.0%)
    Ben & Jerry's Homemade, Inc. Class A(DAGGER)            700          30,319
                                                                   ------------
HEALTHCARE (1.3%)
    Affymetrix, Inc. (DAGGER)                             1,400         189,087
    Alterra Healthcare Corp.(DAGGER)                        700           2,275
    Amgen, Inc.(DAGGER)                                  19,400       1,086,400
    Guidant Corp.(DAGGER)                                13,700         786,037
    MedicaLogic, Inc.(DAGGER)                               300           3,488
    Oxford Health Plans, Inc.(DAGGER)                     3,400          64,600
                                                                   ------------
                                                                      2,131,887
                                                                   ------------
LEISURE & ENTERTAINMENT (0.5%)
    Premier Parks, Inc.(DAGGER)                          40,935         882,661
                                                                   ------------
OIL SERVICES (1.9%)
    Cooper Cameron Corp.(DAGGER)                         24,800       1,860,000
    Nabors Industries, Inc.(DAGGER)                      30,400       1,198,900
                                                                   ------------
                                                                      3,058,900
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
PHARMACEUTICALS (2.5%)
    IVAX Corp.(DAGGER)                                   54,600    $  1,494,675
    Medimmune, Inc.(DAGGER)                              10,900       1,743,319
    Watson Pharmaceuticals, Inc.(DAGGER)                 17,100         768,431
                                                                   ------------
                                                                      4,006,425
                                                                   ------------
PUBLISHING (1.1%)
    Central Newspapers, Inc. Class A                     30,000         920,625
    Scholastic Corp. (DAGGER)                            19,300         901,069
                                                                   ------------
                                                                      1,821,694
                                                                   ------------
RETAIL (1.5%)
    Amazon.com, Inc. (DAGGER)                            15,100         833,331
    Bed, Bath & Beyond, Inc.(DAGGER)                      1,600          58,700
    Tiffany & Co.                                        22,200       1,613,663
                                                                   ------------
                                                                      2,505,694
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT (6.5%)
    ANTEC Corp.(DAGGER)                                   3,800         204,250
    Cabletron Systems, Inc.(DAGGER)                      25,200         576,450
    CIENA Corp.(DAGGER)                                  18,135       2,241,939
    Cisco Systems, Inc.(DAGGER)                          47,880       3,319,431
    Com21, Inc.(DAGGER)                                     961          26,908
    Covad Communications Group, Inc.(DAGGER)             18,900         524,475
    Exodus Communications, Inc.(DAGGER)                  19,600       1,733,375
    Pinnacle Holdings, Inc.(DAGGER)                      31,780       1,785,639
    TTI Team Telecom International, Ltd.(DAGGER)          5,500         147,813
                                                                   ------------
                                                                     10,560,280
                                                                   ------------
LIMITED PARTNERSHIPS (1.9%)
    Boston Ventures V L.P.                              880,586         880,586
    New Enterprise Associates VII L.P.                2,228,118       2,228,118
                                                                   ------------
                                                                      3,108,704
                                                                   ------------
    TOTAL UNITED STATES                                              86,377,222
                                                                   ------------
TOTAL COMMON STOCKS (Cost $113,105,095)                             148,732,912
                                                                   ------------
WARRANTS (0.4%)
CANADA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERIES (0.3%)
    OCI Communications,Inc.(DAGGER)                      44,000         478,112
                                                                   ------------
INTERNET SOFTWARE & SERVICES (0.1%)
    Wysdom Private Placement(DAGGER)                     20,000         228,000
                                                                   ------------
    TOTAL CANADA                                                        706,112
                                                                   ------------
TOTAL WARRANTS (Cost $771,307)                                          706,112
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF
                                                        SHARES         VALUE
                                                        -------        -----
SHORT TERM INVESTMENTS (8.3%)
    Institutional Money Market Trust                  5,830,195    $  5,830,196
    RBB Money Market Fund                             7,622,091       7,622,091
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $13,452,287)                      13,452,287
                                                                   ------------


                                                         PAR
                                                       --------
U.S. TREASURY OBLIGATIONS (0.5%)
    U.S. Treasury Bill
      5.780% 01/04/01                                  $529,000         507,608
    U.S. Treasury Note
      5.875% 11/30/01                                   260,000         256,889
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $767,249)                         764,497
                                                                   ------------
TOTAL INVESTMENTS AT VALUE (104.6%) (Cost $128,095,938*)            163,655,808

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)                        (1,006,752)
                                                                   ------------
NET ASSETS (100.0%)                                                $162,649,056
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                       ADR = American Depository Receipt
--------------------------------------------------------------------------------
#  Private Security.
(DAGGER) Non-income producing security.
*  Cost for federal income tax purposes is $128,173,691.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                            INTERNATIONAL    EMERGING GLOBAL   POST-VENTURE
                                                                EQUITY           MARKETS          CAPITAL
                                                            --------------   ---------------   ------------
ASSETS
    Investments, at value (Cost - $1,002,904,347,
      $122,221,736 and $128,095,038, respectively)          $1,190,843,169     $82,783,376     $163,655,808
    Foreign currency (Cost - $23,857,743, $6,745,871
      and $140,496, respectively)                               23,836,351       6,743,711          135,187
    Cash                                                                 0           2,252                0
    Receivable for investments sold                             19,125,310       1,473,362           24,612
    Receivable for Fund shares sold                              9,373,502       1,155,964        1,599,720
    Dividends, interest and reclaim receivable                   3,439,179         203,541          103,598
    Receivable from investment adviser                                   0             829                0
    Prepaid expenses and other assets                               81,773          72,324           52,379
                                                            --------------     -----------     ------------
      Total Assets                                           1,246,699,284      92,435,359      165,571,304
                                                            --------------     -----------     ------------
LIABILITIES
    Advisory fee payable                                         1,034,296          23,434          132,459
    Administrative services fee payable                            103,430           3,528           13,332
    Payable for investments purchased                            1,416,946         438,994        2,653,451
    Accrued expenses payable                                     1,292,563          87,202          121,382
    Payable for Fund shares redeemed                                     0               0            1,624
    Deferred capital gains taxes                                         0       1,356,275                0
    Other liabilities                                              101,042           7,643                0
                                                            --------------     -----------     ------------
      Total Liabilities                                          3,948,277       1,917,076        2,922,248
                                                            --------------     -----------     ------------
NET ASSETS
    Capital stock, $0.001 par value                                814,845         120,126          165,663
    Paid-in capital                                            814,030,204     120,006,279      165,497,308
    Accumulated net realized gain (loss) from security
      transactions and foreign currency related itemsV         240,246,802     (33,772,660)       5,932,860
    Net unrealized appreciation (depreciation) from
      investments and foreign currency related items           187,659,156       4,164,538       (8,946,775)
                                                            --------------     -----------     ------------
      Net Assets                                            $1,242,751,007     $90,518,283     $162,649,056
                                                            ==============     ===========     ============
COMMON SHARES
    Net assets                                              $  998,020,288     $85,540,044     $156,372,471
                                                            --------------     -----------     ------------
    Shares outstanding                                          40,668,979       7,541,811        5,226,666
                                                            --------------     -----------     ------------
    Net asset value, offering price and redemption price
      per share                                             $        24.54     $     11.34     $      29.92
                                                            ==============     ===========     ============
ADVISOR SHARES
    Net assets                                              $  244,730,719     $    85,898     $  6,276,585
                                                            --------------     -----------     ------------
    Shares outstanding                                          10,105,327           7,780          211,910
                                                            --------------     -----------     ------------
    Net asset value, offering price and redemption price
      per share                                             $        24.22     $     11.04     $      29.62
                                                            ==============     ===========     ============
INSTITUTIONAL SHARES
    Net assets                                              $                  $ 4,892,341     $
                                                            --------------     -----------     ------------
    Shares outstanding                                                             430,958
                                                            --------------     -----------     ------------
    Net asset value, offering price and redemption price
      per share                                             $                  $     11.35     $
                                                            ==============     ===========     ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                      INTERNATIONAL    EMERGING     GLOBAL POST-VENTURE
                                                                          EQUITY        MARKETS           CAPITAL
                                                                      -------------   -----------   -------------------
INVESTMENT INCOME:
    Dividends                                                         $  5,825,926    $   908,378     $    160,065
    Interest                                                             1,317,524        138,881          303,716
    Foriegn Taxes Withheld                                                (732,471)       (75,176)         (20,767)
                                                                      ------------    -----------     ------------
      Total investment income                                            6,410,979        972,083          443,014
                                                                      ------------    -----------     ------------
EXPENSES:
    Investment advisory fees                                             6,739,544        629,283          489,330
    Administrative services fees                                           673,954         38,323           39,146
    Shareholder servicing/distribution fees                                664,903        122,934          100,929
    Administration and accounting fees                                     531,713         67,476           50,856
    Transfer agent fees                                                    485,592         64,121           20,530
    Custodian/Sub-custodian fees                                           423,821         67,224           20,259
    Interest expense                                                       321,623         67,366              166
    Printing fees                                                           98,458         25,542            5,995
    Legal fees                                                              48,512         12,789            6,725
    Registration fees                                                       42,540         30,294           17,047
    Audit fees                                                              30,334          5,850            5,808
    Insurance expense                                                        4,673            374              130
    Directors fees                                                           3,175          5,765            6,370
    Offering/Organizational costs                                                0          1,986              496
    Miscellaneous expense                                                   15,704            371            3,436
                                                                      ------------    -----------     ------------
                                                                        10,084,546      1,139,698          767,223
    Less: fees waived and transfer agent offsets                                 0       (312,571)        (118,245)
                                                                      ------------    -----------     ------------
      Total expenses                                                    10,084,546        827,127          648,978
                                                                      ------------    -----------     ------------
        Net investment income (loss)                                    (3,673,567)       144,956         (205,964)
                                                                      ------------    -----------     ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS:
    Net realized gain from security and other
      related transactions                                             262,674,806     25,604,602        6,015,795
    Net realized loss from foreign currency related items                 (776,665)      (285,636)         (18,321)
    Net change in unrealized appreciation (depreciation)
      from investments                                                 (69,156,087)    (4,064,928)     (10,284,613)
    Net change in unrealized appreciation (depreciation)
      from foreign currency related items                                 (127,560)    (2,412,895)          14,966
                                                                      ------------    -----------     ------------
    Net realized and unrealized gain (loss) from investments
      and foreign currency related items                               192,614,494     18,841,143       (4,272,173)
                                                                      ------------    -----------     ------------
    Net increase (decrease) in net assets resulting from operations   $188,940,927    $18,986,099     $ (4,478,137)
                                                                      ============    ===========     ============

                 See Accompanying Notes to Financial Statements.

                                     34 & 35

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   INTERNATIONAL EQUITY
                                                                          ------------------------------------
                                                                             FOR THE
                                                                           SIX MONTHS
                                                                               ENDED              FOR THE
                                                                          APRIL 30, 2000         YEAR ENDED
                                                                            (UNAUDITED)       OCTOBER 31, 1999
                                                                          ---------------     ----------------
FROM OPERATIONS:
  Net investment income (loss)                                            $    (3,673,567)     $     6,265,096
  Net realized gain from security and other
    related transactions                                                      262,674,806          171,063,104
  Net realized loss from foreign currency related items                          (776,665)         (29,566,242)
  Net change in unrealized appreciation (depreciation) from investments       (69,156,087)         186,197,744
  Net change in unrealized appreciation (depreciation) from
    foreign currency related items                                               (127,560)          19,270,224
                                                                          ---------------      ---------------
    Net increase in net assets resulting from operations                      188,940,927          353,229,926
                                                                          ---------------      ---------------
FROM DIVIDENDS:
  Dividends from net investment income
     Common Class shares                                                       (6,691,375)                   0
     Advisor Class shares                                                        (449,429)                   0
                                                                          ---------------      ---------------
    Net decrease in net assets from dividends                                  (7,140,804)                   0
                                                                          ---------------      ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                              2,031,260,777        1,825,106,334
  Reinvestment of dividends and distributions                                   6,699,235                    0
  Net asset value of shares redeemed                                       (2,179,529,650)      (2,559,755,180)
                                                                          ---------------      ---------------
    Net decrease in net assets from capital
      share transactions                                                     (141,569,638)        (734,648,846)
                                                                          ---------------      ---------------
    Net increase (decrease) in net assets                                      40,230,485         (381,418,920)

NET ASSETS:
  Beginning of period                                                       1,202,520,522        1,583,939,442
                                                                          ---------------      ---------------
  End of period                                                           $ 1,242,751,007      $ 1,202,520,522
                                                                          ===============      ===============
UNDISTRIBUTED NET INVESTMENT INCOME:                                      $             0      $     5,901,701
                                                                          ===============      ===============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)
--------------------------------------------------------------------------------

                                                           EMERGING MARKETS                GLOBAL POST-VENTURE CAPITAL
                                                   ----------------------------------   ---------------------------------
                                                       FOR THE                              FOR THE
                                                     SIX MONTHS                           SIX MONTHS
                                                        ENDED           FOR THE             ENDED            FOR THE
                                                   APRIL 30, 2000      YEAR ENDED       APRIL 30, 2000      YEAR ENDED
                                                     (UNAUDITED)    OCTOBER 31, 1999      (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------   -----------------   --------------   ----------------
FROM OPERATIONS:
  Net investment income (loss)                     $     144,956      $     361,573      $   (205,964)     $   (33,163)
  Net realized gain from security and
    other related transactions (net of
    capital gains taxes of $940,534 for
    Emerging Markets)                                 25,604,602          3,365,256         6,015,795        1,895,467
  Net realized loss from foreign
    currency related items                              (285,636)          (759,014)          (18,321)         (14,579)
  Net change in unrealized appreciation
    (depreciation) from investments                   (4,064,928)        20,175,686       (10,284,613)       1,068,709
  Net change in unrealized
    appreciation (depreciation) from foreign
    currency related items (net of
    estimated deferred capital gains taxes
    of $1,134,403 for Emerging Markets)               (2,412,895)           (86,198)           14,966             (135)
                                                   -------------      -------------      ------------      -----------
    Net increase (decrease) in net assets
      resulting from operations                       18,986,099         23,057,303        (4,478,137)       2,916,299
                                                   -------------      -------------      ------------      -----------
FROM DISTRIBUTIONS:
  Distributions from net realized gains
    Common Class shares                                        0                  0        (1,914,397)         (11,449)
    Advisor Class shares                                       0                  0           (15,707)              (4)
                                                   -------------      -------------      ------------      -----------
  Net decrease in net assets from
    distributions                                              0                  0        (1,930,104)         (11,453)
                                                   -------------      -------------      ------------      -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                       215,610,179        164,611,366       233,657,516        4,476,418
  Reinvestment of dividends and distributions                  0                  0         1,656,495           11,073
  Net asset value of shares redeemed                (211,902,722)      (180,058,486)      (73,573,182)      (3,738,167)
                                                   -------------      -------------      ------------      -----------
    Net increase (decrease) in net assets
      from capital share transactions                  3,707,457        (15,447,120)      161,740,829          749,324
                                                   -------------      -------------      ------------      -----------
    Net increase in net assets                        22,693,556          7,610,183       155,332,588        3,654,170

NET ASSETS:
  Beginning of period                                 67,824,727         60,214,544         7,316,468        3,662,297
                                                   -------------      -------------      ------------      -----------
  End of period                                    $  90,518,283      $  67,824,727      $162,649,056      $ 7,316,467
                                                   =============      =============      ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME:               $           0      $           0      $          0      $         0
                                                   =============      =============      ============      ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         FOR THE SIX
                                         MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                        APRIL 30, 2000         ----------------------------------------------------
                                          (UNAUDITED)            1999       1998       1997       1996       1995
                                        --------------         --------   --------   --------   --------   --------
PER-SHARE DATA
  Net asset value,
    beginning of period                    $  21.54            $  16.47   $  20.54   $  20.50   $  19.16   $  20.38
                                           --------            --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                (0.13)               0.03       0.04(a)    0.04       0.18       0.03
  Net gains (losses) on
    investments and foreign
    currency related items
    (both realized and unrealized)             2.85                5.04      (1.36)      0.78       1.68      (0.67)
                                           --------            --------   --------   --------   --------   --------
      Total from investment
       activities                              2.72                5.07      (1.32)      0.82       1.86      (0.64)
                                           --------            --------   --------   --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net
    investment income                         (0.04)               0.00      (0.03)     (0.04)     (0.52)     (0.05)
  Distributions from net
    realized gains                             0.00                0.00      (2.72)     (0.74)      0.00      (0.53)
                                           --------            --------   --------   --------   --------   --------
      Total dividends and
       distributions                          (0.04)               0.00      (2.75)     (0.78)     (0.52)     (0.58)
                                           --------            --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD             $  24.22            $  21.54   $  16.47   $  20.54   $  20.50   $  19.16
                                           ========            ========   ========   ========   ========   ========
Total return                                  12.64%(DAGGER)      30.78%     (6.49)%     4.04%      9.89%     (3.04)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                           $244,732            $231,990   $300,266   $500,473   $500,465   $317,736
    Ratio of expenses to
      average net assets                       1.93%@              1.94%@     1.76%@     1.76%@     1.81%@     1.89%
    Ratio of net income to
      average net assets                       (.94)%*              .14%       .21%       .15%       .18%       .20%
Portfolio turnover rate                       61.17%             116.35%     95.44%     61.80%     32.49%     32.24%

--------------------------------------------------------------------------------
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .03%, .01%, .00%, .01% and .01% for the six months ended April 30, 2000, and for each of the years ending October 31, 1999, 1998, 1997 and 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90%, 1.93%, 1.76%, 1.75% and 1.80% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         FOR THE SIX
                                         MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                        APRIL 30, 2000         ----------------------------------------------------
                                          (UNAUDITED)            1999       1998       1997       1996      1995**
                                        --------------         --------   --------   --------   --------   --------
PER-SHARE DATA
  Net asset value, beginning of period     $  9.03              $ 6.44    $ 10.87   $ 12.21    $ 11.30     $10.00
                                           -------             -------    -------   -------    -------     ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                0.13                0.04        0.21      0.00      (0.08)      0.14
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)            1.88                2.55       (4.16)    (1.33)      1.11       1.19
                                           -------             -------     -------   -------    -------     ------
      Total from investment activities        2.01                2.59       (3.95)    (1.33)      1.03       1.33
                                           -------             -------     -------   -------    -------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income        0.00                0.00       (0.04)     0.00      (0.05)     (0.03)
  Distributions from net realized gains       0.00                0.00       (0.44)    (0.01)     (0.07)      0.00
                                           -------             -------     -------   -------    -------     ------
      Total dividends and distributions       0.00                0.00       (0.48)    (0.01)     (0.12)     (0.03)
                                           -------             -------     -------   -------    -------     ------
NET ASSET VALUE, END OF PERIOD             $ 11.04              $ 9.03     $  6.44   $ 10.87    $ 12.21     $11.30
                                           =======              ======     =======   =======    =======     ======
Total return                                 22.26%(DAGGER)      40.22%     (37.71)%  (10.94)%     9.20%     13.29%(DAGGER)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)   $    86              $   42     $    26    $  266    $   149     $    1
  Ratio of expenses to average
    net assets                                1.93%@              1.91%@      1.90%@    1.90%@     1.90%@     1.22%*
  Ratio of net income (loss) to average
    net assets                               (1.91)%*              .81%       1.01%     (.09)%     (.57)%     1.76%*
  Decrease reflected in above
    operating expense ratios due to
    waivers/reimbursements                     .39%*               .80%        .94%      .58%       .65%     16.36%*
Portfolio turnover rate                     117.51%             196.07%     125.59%    92.48%     61.84%     57.76%

--------------------------------------------------------------------------------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .03%, .01%, .00%, .00% and .00% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED                FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2000        -----------------------------------------
                                                   (UNAUDITED)            1999       1998       1997      1996**
                                                  --------------        --------   --------   --------   --------
PER-SHARE DATA
    Net asset value, beginning of period              $19.09             $10.46     $11.11     $ 9.85     $10.00
                                                      ------             ------     ------     ------     ------
INVESTMENT ACTIVITIES:
    Net investment loss                                (0.04)             (0.12)(a)  (0.15)     (0.15)      0.00
    Net gains (losses) on investments and
      foreign currency related items (both
      realized and unrealized)                         13.38               8.78      (0.11)      1.41      (0.15)
                                                      ------             ------     ------     ------     ------
      Total from investment activities                 13.34               8.66      (0.26)      1.26      (0.15)
                                                      ------             ------     ------     ------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income                0.00               0.00      (0.28)      0.00       0.00
    Distributions from net realized gains              (2.81)             (0.03)     (0.11)      0.00       0.00
                                                      ------             ------     ------     ------     ------
      Total dividends and distributions                (2.81)             (0.03)     (0.39)      0.00       0.00
                                                      ------             ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                        $29.62             $19.09     $10.46     $11.11     $ 9.85
                                                      ======             ======     ======     ======     ======
Total return                                           73.15%(DAGGER)     83.06%     (2.31)%    12.79%     (1.50)%(DAGGER)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)              $6,277             $   54     $    1     $    1     $    6
    Ratio of expenses to average net assets@            1.94%              1.91%      1.90%      1.90%      1.90%*
    Ratio of net loss to average net assets             (.71)%*           (1.24)%    (1.26)%    (1.15)%     (.78)%*
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               .26%*             1.27%     45.95%     11.16%     22.23%*
Portfolio turnover rate                                29.01%            239.88%    186.67%    207.25%      5.85%

--------------------------------------------------------------------------------
** For the period September 30, 1996 (commencement of operations) through October 31, 1996.
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' expenses by .04%, .01%, .00%, .00% and .00% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.90% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, and 1997 and for the period ended October 31, 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus International Equity Fund ("International Equity"), and the Warburg Pincus Global Post-Venture Capital Fund ("Global Post-Venture
Capital"), each a Maryland Corporation, are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies, and the Warburg Pincus Emerging Markets Fund ("Emerging Markets"), a Maryland Corporation, which is registered under the 1940 Act as a non-diversified, open-end management investment company (each, a "Fund" and collectively, the "Funds").

   Investment objectives for each Fund are as follows: International Equity seeks long-term capital appreciation; Emerging Markets seeks growth of capital; and Global Post-Venture Capital seeks long-term growth of capital.

   Emerging Markets offers three classes of shares, one class being referred to as the Common Class, one class being referred to as the Advisor Class, and one class being referred to as the Institutional Class. International Equity and Global Post-Venture Capital currently offer the Common Class shares and Advisor Class shares. Common, Advisor, and Institutional shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for Emerging Markets and Global Post-Venture Capital bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Common Class shares of International Equity and Institutional
Class shares of Emerging Markets are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the relevant Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Global Post-Venture Capital initially values its investments in private-equity portfolios at cost. After that, the Fund values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Each Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. Effective November 1, 1998, class specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2000, none of the Funds had open forward foreign currency contracts.

   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

   Costs incurred in connection with organization and offering of shares have been deferred and are being amortized over a period of five years and one year, respectively, from the date each Fund commenced its operations.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   For the six months ended April 30, 2000, the Funds received credits or reimbursements under this arrangement as follows:
           FUND                                                    AMOUNT
           ----                                                   --------
           International Equity                                   $192,603
           Emerging Markets                                         13,493
           Global Post-Venture Capital                              14,689

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   CSAM serves as each Fund's investment advisor. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                          ANNUAL RATE
           ------                             ---------------------------------
           International Equity               1.00% of average daily net assets
           Emerging Markets                   1.25% of average daily net assets
           Global Post-Venture Capital        1.25% of average daily net assets

   For the six months ended April 30, 2000, investment advisory fees and waivers were as follows:

                                         GROSS                           NET
           FUND                       ADVISORY FEE      WAIVER      ADVISORY FEE
           ----                       ------------     --------     ------------
           International Equity        $6,739,544      $      0      $6,739,544
           Emerging Markets               629,283      (312,571)        316,712
           Global Post-Venture Capital    489,330      (111,807)        377,523

   Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for Global Post-Venture Capital's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by Global Post-Venture Capital to Abbott for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") a wholly-owned subsidiary of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group ("PNC"), serve as each Fund's co-administrators. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For the six months ended April 30, 2000, administrative services fees earned by CSAMSI were as follows:

           FUND                                           CO-ADMINISTRATION FEE
           ----                                           ---------------------
           International Equity                                  $673,954
           Emerging Markets                                        38,323
           Global Post-Venture Capital                             39,146

   For administrative services, PFPC currently receives a fee calculated at an annual rate of .12% on each Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million, exclusive of out-of-pocket expenses.

   For the six months ended April 30, 2000, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                       NET
           FUND                         CO-ADMINISTRATION FEE      WAIVER     CO-ADMINISTRATION FEE
           ----                         ---------------------      -------    ---------------------
           International Equity                $531,713            $     0          $531,713
           Emerging Markets                      67,476                  0            67,476
           Global Post-Venture Capital           50,856             (6,438)           44,418

   CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is payable by any of the Funds to PDI for distribution services. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of the Emerging Markets Fund and the Global Post-Venture Capital Fund and at an annual rate of .50% of the Advisor Class shares of the International Equity Fund, Emerging Markets Fund, and Global Post-Venture Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For  the  six  months  ended  April  30,  2000,   shareholder  servicing  and
distribution fees paid to CSAMSI were as follows:

                                                 SHAREHOLDER SERVICING
                                                   DISTRIBUTION FEE
                                                 ---------------------
           FUND
           ----
           International Equity
            Advisor Class shares                        $623,103
                                                        ========
           Emerging Markets
            Common Class shares                         $122,742
            Advisor Class shares                             192
                                                        --------
                                                        $122,934
                                                        ========
           Global Post-Venture Capital
            Common Class shares                         $ 94,802
            Advisor Class shares                           6,127
                                                        --------
                                                        $100,929
                                                        ========

3. LINE OF CREDIT

   The Funds, together with other Funds advised by CSAM, have established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At April 30, 2000, there were no loans outstanding for any of the Funds. During the six months ended April 30, 2000, the following Funds had the following borrowings under the Credit
Facility:

                                                       AVERAGE       MAXIMUM
                                     AVERAGE DAILY    INTEREST     DAILY LOAN
           FUND                      LOAN BALANCE      RATE %      OUTSTANDING
           ----                      -------------    --------     -----------
           International Equity       $4,663,224       6.475%      $79,341,000
           Emerging Markets            1,095,521       6.449%       13,366,000

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

4. INVESTMENTS IN SECURITIES

   For the six months ended April 30, 2000, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                                      PURCHASES       SALES
           ----                                    ------------   ------------
           International Equity                    $777,602,693   $926,976,192
           Emerging Markets                         107,020,324    121,503,589
           Global Post-Venture Capital               84,331,309     21,977,671

   At April 30, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                          UNREALIZED     UNREALIZED    NET UNREALIZED
           FUND                          APPRECIATION   DEPRECIATION    APPRECIATION
           ----                          ------------   ------------   --------------
           International Equity          $253,075,559   $(65,158,130)   $187,917,430
           Emerging Markets                14,596,194     (7,947,434)      6,648,760
           Global Post-Venture Capital     45,477,657    (54,517,226)     (9,039,569)

5. CAPITAL SHARE TRANSACTIONS

   Each Fund (except Emerging Markets) is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each Fund are classified as Advisor Class shares. The Emerging Markets Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, one billion are classified as Advisor shares, and one billion are classified as Institutional shares. Transaction in classes of each Fund are as follows:

                                                                       INTERNATIONAL EQUITY FUND
                                                      COMMON CLASS SHARES               ADVISOR CLASS SHARES
                                                ---------------------------------   ------------------------------
                                                   FOR THE                             FOR THE
                                                  SIX MONTHS         FOR THE          SIX MONTHS        FOR THE
                                                     ENDED          YEAR ENDED           ENDED        YEAR ENDED
                                                APRIL 30, 2000      OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                                  (UNAUDITED)           1999          (UNAUDITED)        1999
                                                ---------------   ---------------   --------------   -------------
Shares sold                                          76,896,438        93,224,012       2,334,591        2,460,276
Shares issued to shareholders on
  reinvestment of dividends and distributions           256,152                 0          18,613                0
Shares redeemed                                     (80,849,158)     (126,018,150)     (3,017,191)      (9,926,602)
                                                ---------------   ---------------    ------------    -------------
Net decrease in shares outstanding                   (3,696,568)      (32,794,138)       (663,987)      (7,466,326)
                                                ===============   ===============    ============    =============
Proceeds from sale of shares                    $ 1,971,314,494   $ 1,778,780,264    $ 59,946,283    $  46,326,070
Reinvestment of dividends and distributions           6,250,096                 0         449,139            0
Net asset value of shares redeemed               (2,102,131,260)   (2,378,091,713)    (77,398,390)    (181,663,467)
                                                ---------------   ---------------    ------------    -------------
Net decrease from capital share transactions    $  (124,566,670)  $  (599,311,449)   $(17,002,968)   $(135,337,397)
                                                ===============   ===============    ============    =============

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                          EMERGING MARKETS
                                                                                                              INSTITUTIONAL
                                              COMMON CLASS SHARES               ADVISOR CLASS SHARES          CLASS SHARES
                                          -----------------------------    ------------------------------    --------------
                                              FOR THE                          FOR THE                         FOR THE
                                            SIX MONTHS       FOR THE         SIX MONTHS        FOR THE        SIX MONTHS
                                               ENDED        YEAR ENDED       ENDED            YEAR ENDED         ENDED
                                          APRIL 30, 2000  OCTOBER  31,     APRIL 30, 2000    OCTOBER  31,    APRIL 30, 2000
                                            (UNAUDITED)         1999         (UNAUDITED)         1999          (UNAUDITED)
                                          --------------  -------------    --------------    ------------    --------------
Shares sold                                  16,950,216      20,639,374          15,789           3,005           436,578
Shares redeemed                             (16,721,024)    (22,454,708)        (12,663)         (2,367)           (5,620)
                                          --------------  -------------       ---------        --------        ----------
Net increase (decrease) in
  shares outstanding                            229,192      (1,815,334)          3,126             638           430,958
                                          ==============  =============       =========        ========        ==========
Proceeds from sale of shares              $ 209,187,646   $ 164,584,361       $ 202,387        $ 27,005        $6,220,146
Net asset value of shares redeemed         (211,665,538)   (180,042,232)       (162,368)        (16,254)          (74,816)
                                          --------------  -------------       ---------        --------        ----------
Net increase (decrease) from capital
  share transactions                      $  (2,477,892)  $ (15,457,871)      $  40,019        $ 10,751        $6,145,330
                                          ==============  =============       =========        ========        ==========

                                                                       GLOBAL POST-VENTURE CAPITAL
                                                      COMMON CLASS SHARES               ADVISOR CLASS SHARES
                                                ---------------------------------   ------------------------------
                                                   FOR THE                             FOR THE
                                                  SIX MONTHS         FOR THE          SIX MONTHS        FOR THE
                                                     ENDED          YEAR ENDED           ENDED        YEAR ENDED
                                                APRIL 30, 2000      OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                                  (UNAUDITED)           1999          (UNAUDITED)        1999
                                                ---------------   ---------------   --------------   -------------
Shares sold                                          7,170,513          251,394          239,681          2,700
Shares issued to shareholders on
  reinvestment of dividends and distributions           67,714              971               92              0
Shares redeemed                                     (2,388,891)        (222,874)         (30,671)            (4)
                                                  ------------      -----------       ----------        -------
Net increase in shares outstanding                   4,849,336           29,491          209,102          2,696
                                                  ============      ===========       ==========        =======
Proceeds from sale of shares                      $225,912,275      $ 4,427,359       $7,745,241        $49,059
Reinvestment of dividends and distributions          1,654,263           11,069            2,232              4
Net asset value of shares redeemed                 (72,638,801)      (3,738,096)        (934,381)           (71)
                                                  ------------      -----------       ----------        -------
Net increase from capital share transactions      $154,927,737      $   700,332       $6,813,092        $48,992
                                                  ============      ===========       ==========        =======

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

6. SHAREHOLDER MEETING RESULTS

   A special meeting of shareholders of Warburg, Pincus Emerging Markets II Fund, Inc. (the "EM II Fund") was held on February 10, 2000. The following matter was voted upon by the shareholders and the resulting votes are presented below.

   To approve the Agreement and Plan of Reorganization, dated December 1, 1999 and amended as of January 27, 2000, providing that (1) the EM II Fund would transfer to Warburg, Pincus Emerging Markets Fund, Inc. (the "EM Fund") all or substantially all of the EM II Fund's assets in exchange for shares of the EM Fund and the assumption by the EM Fund of the EM II Fund's liabilities, (2) such shares of the EM Fund would be distributed to the shareholders of the EM II Fund in liquidation of the EM II Fund, and (3) the EM II Fund would be subsequently terminated.

                      For            247,793.230 shares     (52.61%)
                      Against            361.000 shares      (0.07%)
                      Abstain            928.000 shares      (0.20%)

   The Agreement and Plan of Reorganization was subsequently implemented as of the close of business February 11, 2000.

   A special meeting of shareholders of Warburg, Pincus Post-Venture Capital Fund, Inc. (the "PVC Fund") was held on February 24, 2000. The following matter was voted upon by the shareholders and the resulting votes are presented below.

   To approve the Agreement and Plan of Reorganization, dated December 1, 1999 and amended as of January 27, 2000, providing that (1) the PVC Fund would transfer to Warburg, Pincus Global Post-Venture Capital Fund, Inc. (the "GPVC Fund") all or substantially all of the PVD Fund's assets in exhange for shares of the GPVC Fund and the assumption by the GPVC Fund of the PVC Fund's liabilities, (2) such shares of the GPVC Fund would be distributed to the shareholders of the PVC Fund in liquidation of the PVC Fund, and (3) the PVC Fund would be subsequently terminated.

                     For         1,336,651.096 shares    (50.4096%)
                     Against       124,528.924 shares     (4.6964%)
                     Abstain        23,648.824 shares     (0.8919%)

   The Agreement and Plan of Reorganization was subsequently implemented as of the close of business February 25, 2000.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. NET ASSETS

   At April 30, 2000, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period dividends and distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency, and foreign taxes on capital gains.
International Equity, Emerging Markets, and Global Post-Venture Capital reclassified ($776,665), ($285,636), and ($18,321), respectively, from undistributed net investment loss to accumulated net realized gain on security transactions and foreign currency related items. International Equity, Emerging Markets, and Global Post-Venture Capital reclassified $5,689,335, $1,081,214, and 224,285, respectively, from accumulated net investment loss to capital contributions. Emerging Markets reclassified $940,534 from accumulated net realized gain from security transactions to ordinary income. Net investment income, net realized gain (loss) or investments and net assets were not affected by these reclassifications.

8. CAPITAL LOSS CARRYOVER

   At April 30, 2000, capital loss carryovers available to offset possible future capital gains were as follows:

                                                       CAPITAL LOSS CARRYOVER
           FUND                                           EXPIRING IN 2006
           ----                                        ----------------------
           International Equity                              $22,258,329
           Emerging Markets                                   59,603,866

9. OTHER FINANCIAL HIGHLIGHTS

   Emerging Markets offers three classes of shares, one class being referred to as the Common Class, one class being referred to as the Advisor Class, and one class being referred to as the Institutional Class. International Equity and Global Post-Venture Capital currently offer the Common Class shares and Advisor Class shares. Common, Advisor, and Institutional shares in each Fund represent an equal pro rata interest in each Fund. The financial highlights for an Advisor Class share of each Fund as well as the financial highlights for an Institutional Class share of Emerging Markets are as follows:

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                               INTERNATIONAL EQUITY
                                          ---------------------------------------------------------------------------------------
                                                                                  COMMON CLASS
                                          ---------------------------------------------------------------------------------------
                                           FOR THE SIX
                                           MONTHS ENDED                             FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2000        -----------------------------------------------------------------
                                           (UNAUDITED)            1999          1998           1997          1996         1995
                                          --------------        --------     ----------     ----------    ----------   ----------
PER-SHARE DATA
Net asset value, beginning of period         $  21.88           $  16.64     $    20.76     $    20.69    $    19.30   $    20.51
                                             --------           --------     ----------     ----------    ----------   ----------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                  (0.06)              0.13           0.12(a)        0.04          0.22         0.12
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)               2.88               5.11          (1.38)          0.88          1.73        (0.67)
                                             --------           --------     ----------     ----------    ----------   ----------
      Total from investment
       activities                                2.82               5.24          (1.26)          0.92          1.95        (0.55)
                                             --------           --------     ----------     ----------    ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                                      (0.16)              0.00          (0.14)         (0.11)        (0.56)       (0.13)
  Distributions from net realized
    gains                                        0.00               0.00          (2.72)         (0.74)         0.00        (0.53)
                                             --------           --------     ----------     ----------    ----------   ----------
      Total dividends and
       distributions                            (0.16)              0.00          (2.86)         (0.85)        (0.56)       (0.66)
                                             --------           --------     ----------     ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD               $  24.54           $  21.88     $    16.64     $    20.76    $    20.69   $    19.30
                                             ========           ========     ==========     ==========    ==========   ==========
Total return                                    12.88%(DAGGER)     31.49%         (6.12)%         4.54%        10.35%       (2.55)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted)                             $998,019           $970,530     $1,283,673     $2,312,042    $2,885,453   $2,068,207
  Ratio of expenses to average
    net assets                                   1.43%@             1.44%@         1.36%@         1.33%@        1.38%@       1.39%
  Ratio of net income (loss) to
    average net assets                           (.45)%*             .59%           .65%           .56%          .62%         .69%
Portfolio turnover rate                         61.17%            116.35%         95.44%         61.80%        32.49%       39.24%

--------------------------------------------------------------------------------
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .03%, .01%, .00%, .01% and .01% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.40%, 1.43%, 1.36%, 1.32% and 1.37% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                            EMERGING MARKETS
                                        -------------------------------------------------------------------------------------
                                                                              COMMON CLASS
                                        -------------------------------------------------------------------------------------
                                         FOR THE SIX
                                         MONTHS ENDED                           FOR THE YEAR ENDED OCTOBER 31,
                                        APRIL 30, 2000      -----------------------------------------------------------------
                                         (UNAUDITED)          1999          1998           1997          1996         1995**
                                        --------------      --------     ----------     ----------    ----------   ----------
PER-SHARE DATA
  Net asset value, beginning of period      $  9.27          $  6.59      $ 10.82        $  12.19      $  11.28      $10.00
                                            -------          -------      -------        --------      --------      ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                (0.10)            0.05         0.11            0.04          0.07        0.08
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)             2.17             2.63        (3.86)          (1.34)         0.99        1.25
                                            -------          -------      -------        --------      --------      ------
      Total from investment activities         2.07             2.68        (3.75)          (1.30)         1.06        1.33
                                            -------          -------      -------        --------      --------      ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income         0.00             0.00        (0.04)          (0.03)        (0.08)      (0.05)
  Distributions from net realized gains        0.00             0.00        (0.44)          (0.04)        (0.07)       0.00
                                            -------          -------      -------        --------      --------      ------
      Total dividends and distributions        0.00             0.00        (0.48)          (0.07)        (0.15)      (0.05)
                                            -------          -------      -------        --------      --------      ------
NET ASSET VALUE, END OF PERIOD              $ 11.34          $  9.27      $  6.59        $  10.82      $  12.19      $11.28
                                            =======          =======      =======        ========      ========      ======
Total return                                  22.33%(DAGGER)   40.67%      (35.95)%        (10.71)%        9.46%      13.33%(DAGGER)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)    $85,540          $67,783      $60,189        $155,806      $218,421      $6,780
  Ratio of expenses to average
    net assets                                 1.68%@           1.66%@       1.65%@          1.66%@        1.62%@      1.00%*
  Ratio of net income (loss) to average
    net assets                                (1.52)%*           .55%        1.00%            .24%          .31%       1.25%*
  Decrease reflected in above
    operating expense ratios due
    to waivers/reimbursements                   .51%*            .73%         .63%            .46%          .77%      11.08%*
Portfolio turnover rate                      117.51%          196.07%      125.59%          92.48%        61.84%      57.76%

--------------------------------------------------------------------------------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .03%, .01%, .00%, .01% and .01% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.65%, 1.65%, 1.65%, 1.65% and 1.61% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                              GLOBAL POST-VENTURE CAPITAL
                                                    ------------------------------------------------------------------------
                                                                                    COMMON CLASS
                                                    ------------------------------------------------------------------------
                                                     FOR THE SIX
                                                     MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000      ----------------------------------------------------
                                                     (UNAUDITED)          1999          1998           1997         1996**
                                                    --------------      --------     ----------     ----------    ----------
PER-SHARE DATA
    Net asset value, beginning of period                $19.25           $10.53        $11.15         $ 9.86        $10.00
                                                        ------           ------        ------         ------        ------
INVESTMENT ACTIVITIES:
    Net investment loss                                  (0.04)           (0.09)        (0.02)         (0.13)         0.00
    Net gains (losses) on investments and foreign
      currency related items (both realized
      and unrealized)                                    13.51             8.84         (0.20)          1.42         (0.14)
                                                        ------           ------        ------         ------        ------
      Total from investment activities                   13.47             8.75         (0.22)          1.29         (0.14)
                                                        ------           ------        ------         ------        ------
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income                  0.00             0.00         (0.29)          0.00          0.00
    Distributions from net realized gains                (2.80)           (0.03)        (0.11)          0.00          0.00
                                                        ------           ------        ------         ------        ------
      Total dividends and distributions                  (2.80)           (0.03)        (0.40)          0.00          0.00
                                                        ------           ------        ------         ------        ------
NET ASSET VALUE, END OF PERIOD                          $29.92           $19.25        $10.53         $11.15        $ 9.86
                                                        ======           ======        ======         ======        ======
Total return                                             73.25%(DAGGER)   83.36%        (1.91)%        13.08%        (1.40)%(DAGGER)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)              $156,372           $7,263        $3,661         $3,197        $3,007
    Ratio of expenses to average net assets@              1.69%            1.66%         1.65%          1.66%         1.65%*
    Ratio of net loss to average net assets               (.52)%*          (.61)%       (1.01)%         (.96)%        (.20)%*
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 .30%*           2.07%         3.90%          6.48%        21.71%*
Portfolio turnover rate                                  29.01%          239.88%       186.67%        207.25%         5.85%(DAGGER)

--------------------------------------------------------------------------------
** For the period September 30, 1996 (commencement of operations) through October 31, 1996.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .04%, .01%, .00%, .01% and .00% for the six months ended April 30, 2000, and for the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' expense ratios after reflecting these arrangements were 1.65% for the six months ended April 30, 2000, and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
(DAGGER) Non annualized.
*        Annualized.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                    EMERGING MARKETS
                                                                 ----------------------
                                                                   INSTITUTIONAL CLASS
                                                                 ----------------------
                                                                    FEBRUARY 12, 2000
                                                                      (COMMENCEMENT
                                                                     OF OPERATIONS)
                                                                 THROUGH APRIL 30, 2000
                                                                       (UNAUDITED)
                                                                 ----------------------
PER-SHARE DATA
  Net asset value, beginning of period                                      $14.26
                                                                            ------
INVESTMENT ACTIVITIES:
  Net investment loss                                                        (0.04)
  Net losses on investments and foreign currency related items
    (both realized and unrealized)                                           (2.87)
                                                                            ------
      Total from investment activities                                       (2.91)
                                                                            ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                                        0.00
  Distributions from net realized gains                                       0.00
                                                                            ------
      Total dividends and distributions                                       0.00
                                                                            ------
NET ASSET VALUE, END OF PERIOD                                              $11.35
                                                                            ======
Total return                                                                (20.41)%(DAGGER)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                    $4,892
  Ratio of expenses to average net assets                                     1.35%*
  Ratio of net income (loss) to average net assets                           (4.04)%*
  Decrease reflected in above operating expense ratios
    due to waivers/reimbursements                                              .26%*
Portfolio turnover rate                                                     117.51%

--------------------------------------------------------------------------------
(DAGGER)  Non annualized.
*  Annualized.

                       This page intentionally left blank

                            --------------------------
                                 WARBURG PINCUS
                                  ADVISOR FUNDS

                                    PROVIDENT
                               DISTRIBUTORS, INC.,
                                   DISTRIBUTOR
                            --------------------------


Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Warburg Pincus Advisor Funds are advised by Credit Suisse Asset Management, LLC.


                                     (LOGO)

                              WARBURG PINCUS FUNDS
                          PART OF CREDIT   |  ASSET
                                  SUISSE   |  MANAGEMENT

                               [GRAPHIC OMITTED]

                                                                    ADISF-3-0400